      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                              FILE NO. 033-71688

                                                                       811-08154

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 24                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 74                                                            /X/

                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                     UNION SECURITY LIFE INSURANCE COMPANY
                                  OF NEW YORK

                              (Name of Depositor)

                             212 HIGHBRIDGE STREET
                                    SUITE D
                             FAYETTEVILLE, NY 13066

                   (Address of Depositor's Principal Offices)

                                 (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

OPPORTUNITY VARIABLE ANNUITY

SEPARATE ACCOUNT A
ISSUED BY:
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
212 HIGHBRIDGE STREET
SUITE D
FAYETTEVILLE, NY 13066
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Opportunity Variable Annuity. Please read it carefully before you purchase your variable annuity.

Opportunity Variable Annuity is a contract between you and Union Security Life Insurance Company of New York (formerly First Fortis Life Insurance Company) where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency


This Contract and its features are no longer available for sale.


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Life Insurance Company of New York                            8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            16
  Death Benefit                                                               18
  Surrenders                                                                  19
ANNUITY PAYOUTS                                                               20
OTHER PROGRAMS AVAILABLE                                                      22
OTHER INFORMATION                                                             24
  Legal Proceedings                                                           25
  More Information                                                            26
FEDERAL TAX CONSIDERATIONS                                                    26
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      33
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS            34
APPENDIX II -- ACCUMULATION UNIT VALUES                                       41

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Their location and overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Their standard mailing address is: P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value (subject to rounding) is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Life Insurance Company of New York, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          5

-------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                                                         DURING
                                                                                                      ACCUMULATION
                                                                                                         PERIOD
-------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                               5%
  First Year (2)                                                                                                 5%
  Second Year                                                                                                    5%
  Third Year                                                                                                     5%
  Fourth Year                                                                                                    5%
  Fifth Year                                                                                                     5%
  Sixth Year or later                                                                                            0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.10%
  Total Separate Account Annual Expenses                                                                  1.35%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%              1.05%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $754
3 years                                                                   $1,356
5 years                                                                   $1,960
10 years                                                                  $3,070



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $246
3 years                                                                     $824
5 years                                                                   $1,425
10 years                                                                  $3,035



(3)  If you do not Surrender your Contract:



1 year                                                                      $281
3 years                                                                     $859
5 years                                                                   $1,460
10 years                                                                  $3,070


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix II in this prospectus for information regarding Accumulation Unit Values.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          7

-------------------------------------------------------------------------------

HIGHLIGHTS


WHAT TYPE OF SALES CHARGE WILL I PAY?


We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than five years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

-   The total Premium Payments you have made to us minus any partial Surrenders;
    or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

8                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK


Union Security Life Insurance Company of New York ("Union Security" or the "Company") is the issuer of the contracts. Union Security is a New York corporation founded in 1971. It is qualified to sell life, health and accident insurance and annuity contracts in New York.



Union Security is a wholly owned subsidiary of Assurant, Inc. ("Assurant" or the "Parent"). Assurant is the ultimate parent of Union Security Life Insurance Company of New York. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IA (1)                                                                     Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP VALUE HLS FUND --     Seeks capital appreciation                   HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Kayne Anderson Rudnick
                                                                                      Investment Management, LLC, Metropolitan
                                                                                      West Capital Management, LLC and SSgA Funds
                                                                                      Management, Inc.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          9

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (2)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP



NOTES



(1)  Formerly Hartford MidCap Growth HLS Fund -- Class IA



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

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10                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         11

-------------------------------------------------------------------------------

Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services, Inc., DWS Scudder Distributors, Inc., Federated Securities Corp, Gartmore Variable Insurance Trust, Gartmore Distribution Services, Gartmore Asset Management Trust, ING Fund Services, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Neuberger Berman Management Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Van Eck Securities Corp; Van Eck Fund, Inc., Van Eck World Wide Investment Trust Funds, LLC, and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $51,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account.

These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

12                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         13

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The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;


- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and


- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

We will no longer accept additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

This Contract is no longer available for new sales.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain

14                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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complete information. If we cannot obtain the information within five Valuation
Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.


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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         15

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For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a

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16                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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  company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we were unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         17

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including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM      CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
------------------------------------------------
         0-1                        5%
          2                         5%
          3                         5%
          4                         5%
          5                         5%
      6 or more                     0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERREDSALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

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18                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES


We deduct Premium Taxes, imposed on us, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

-   The total Premium Payments you have made to us minus any partial Surrenders;
    or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         19

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certified death certificate or other legal document acceptable to us, the
Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.



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20                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91th birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a

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given month due to a leap year or months with only 28 days (i.e. the 31st), the
Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount

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Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,


-   the Annuitant's attained age and gender (if applicable),



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table and,


-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you

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have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as

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24                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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  intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 7755 3rd Street North, Oakdale, MN 55128.


Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your

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Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to FINRA rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. As of December 31, 2009, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances) to the following Financial Intermediaries:



AIG Advisors Group, Inc. (FSC Securities Corporation, Royal Alliance Associates, Inc., Sagepoint Financial, Inc.) and Woodbury Financial Services, Inc.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $428 thousand (excluding corporate-sponsorship related perquisites) or approximately 0.04% based on average assets.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The financial statements of Union Security Life Insurance Company of New York as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


LEGAL PROCEEDINGS


Union Security is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Parent. In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3.5 million and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.


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As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:    1-800-862-6668 (Contract Owners)
              1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.


FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL
TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

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iii.  Any amount received or deemed received prior to the Annuity Commencement
      Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.


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       2.   Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is

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      not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,


-   no more than 80% is represented by any three investments, and


-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company,

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and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax,

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other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA to a Roth IRA under certain circumstances. The conversion in the year of conversion (special rules apply to 2010 conversions) of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under


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certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).


Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with


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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

40                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         41

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.933         $4.349         $4.134         $3.785         $3.578
  Accumulation Unit Value at end of
   period                                 $3.770         $2.933         $4.349         $4.134         $3.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78            103            147            175            224
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.344         $2.504         $2.173         $1.889         $1.657
  Accumulation Unit Value at end of
   period                                 $1.932         $1.344         $2.504         $2.173         $1.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             72             55             89             94
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.147        $27.706        $25.920        $23.363        $22.219
  Accumulation Unit Value at end of
   period                                $21.255        $17.147        $27.706        $25.920        $23.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             42             53             63             93
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.153         $1.729         $1.619         $1.363         $1.302
  Accumulation Unit Value at end of
   period                                 $1.418         $1.153         $1.729         $1.619         $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             29             33             40             24
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.060         $1.508         $1.429         $1.199         $1.172
  Accumulation Unit Value at end of
   period                                 $1.230         $1.060         $1.508         $1.429         $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.765         $1.320         $1.162         $1.073         $0.991
  Accumulation Unit Value at end of
   period                                 $1.075         $0.765         $1.320         $1.162         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             22             18             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.973         $1.462         $1.271         $1.184         $1.123
  Accumulation Unit Value at end of
   period                                 $1.177         $0.973         $1.462         $1.271         $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.783        $35.782        $29.003        $25.755        $25.446
  Accumulation Unit Value at end of
   period                                $22.459        $16.783        $35.782        $29.003        $25.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             17             22             26             32

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.495         $2.990         $3.515         $3.737         $3.816
  Accumulation Unit Value at end of
   period                                 $3.578         $3.495         $2.990         $3.515         $3.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                369            580            637            802            923
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.407         $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.657         $1.407             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             13             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.774        $16.345        $21.989        $24.231        $26.030
  Accumulation Unit Value at end of
   period                                $22.219        $20.774        $16.345        $21.989        $24.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            197            262            133            390
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.640        $16.178        $20.373        $24.754        $26.998
  Accumulation Unit Value at end of
   period                                $25.446        $21.640        $16.178        $20.373        $24.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             49             69             86             75

42                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.880         $1.533         $1.330         $1.289         $1.228
  Accumulation Unit Value at end of
   period                                 $1.166         $0.880         $1.533         $1.330         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              4             23
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.711         $8.788         $6.870         $6.214         $5.416
  Accumulation Unit Value at end of
   period                                 $6.023         $4.711         $8.788         $6.870         $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            126            144            166            195
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.509        $15.602        $15.386        $14.028        $13.923
  Accumulation Unit Value at end of
   period                                $17.085        $11.509        $15.602        $15.386        $14.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             27             31             47
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.652        $22.003        $21.199        $18.611        $18.051
  Accumulation Unit Value at end of
   period                                $16.990        $13.652        $22.003        $21.199        $18.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             47             61             73             95
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.857         $2.009         $1.644         $1.343         $1.179
  Accumulation Unit Value at end of
   period                                 $1.088         $0.857         $2.009         $1.644         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             29             23              4              3
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.563         $2.743         $2.182         $1.777         $1.572
  Accumulation Unit Value at end of
   period                                 $2.058         $1.563         $2.743         $2.182         $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            292            366            207            239
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.396         $2.457         $2.285         $1.791         $1.555
  Accumulation Unit Value at end of
   period                                 $1.901         $1.396         $2.457         $2.285         $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              3
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.705        $16.602        $15.071        $13.606        $13.192
  Accumulation Unit Value at end of
   period                                $12.700         $8.705        $16.602        $15.071        $13.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             21             25             36             54
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.848         $1.834         $1.771         $1.715         $1.690
  Accumulation Unit Value at end of
   period                                 $1.824         $1.848         $1.834         $1.771         $1.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            110             45             56            128

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.684         $3.302         $4.626         $6.079         $5.925
  Accumulation Unit Value at end of
   period                                 $5.416         $4.684         $3.302         $4.626         $6.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            291            424            560            603
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.139        $10.811        $11.763        $11.611        $11.649
  Accumulation Unit Value at end of
   period                                $13.923        $13.139        $10.811        $11.763        $11.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             72             96            117            121
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.574        $13.111        $17.136        $19.807        $22.185
  Accumulation Unit Value at end of
   period                                $18.051        $16.574        $13.111        $17.136        $19.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            284            400            545            590
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.349         $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.572         $1.349             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            383             --             --             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.850         $9.165        $10.685        $11.303        $10.538
  Accumulation Unit Value at end of
   period                                $13.192        $11.850         $9.165        $10.685        $11.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             87             78             87             65
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.697         $1.707         $1.705         $1.664         $1.590
  Accumulation Unit Value at end of
   period                                 $1.690         $1.697         $1.707         $1.705         $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            332            740          1,093            696

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.621        $28.542        $29.473        $27.956        $25.523
  Accumulation Unit Value at end of
   period                                $23.537        $17.621        $28.542        $29.473        $27.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             24             30             36
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.770        $24.063        $25.523        $21.867        $20.500
  Accumulation Unit Value at end of
   period                                $21.298        $16.770        $24.063        $25.523        $21.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             16             40             51             72
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.937         $1.670         $1.599         $1.413         $1.307
  Accumulation Unit Value at end of
   period                                 $1.309         $0.937         $1.670         $1.599         $1.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             33             34             56            191
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.616         $2.871         $2.780         $2.688         $2.660
  Accumulation Unit Value at end of
   period                                 $2.969         $2.616         $2.871         $2.780         $2.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            152            218            270            421
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.993        $24.477        $23.769        $23.162        $23.118
  Accumulation Unit Value at end of
   period                                $24.471        $23.993        $24.477        $23.769        $23.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             15             20             23             32
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.951         $1.461         $1.359         $1.131         $1.081
  Accumulation Unit Value at end of
   period                                 $1.167         $0.951         $1.461         $1.359         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2             26              3
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.631        $25.162        $27.217        $23.178        $21.687
  Accumulation Unit Value at end of
   period                                $21.183        $14.631        $25.162        $27.217        $23.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             20             23             30             42

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.412        $15.138        $21.561        $27.382        $32.680
  Accumulation Unit Value at end of
   period                                $25.523        $22.412        $15.138        $21.561        $27.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             60             84            133            136
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.230        $13.345        $15.945        $13.357        $10.659
  Accumulation Unit Value at end of
   period                                $20.500        $18.230        $13.345        $15.945        $13.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            116            109            177             79
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.271         $1.000             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.307         $1.271             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            193             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.577         $2.422         $2.230         $2.080         $1.882
  Accumulation Unit Value at end of
   period                                 $2.660         $2.577         $2.422         $2.230         $2.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                679            580          1,118            758            684
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.957        $22.780        $20.852        $19.655        $17.823
  Accumulation Unit Value at end of
   period                                $23.118        $22.957        $22.780        $20.852        $19.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             75            150            108             92
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.492        $13.211        $17.843        $18.559        $15.875
  Accumulation Unit Value at end of
   period                                $21.687        $18.492        $13.211        $17.843        $18.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             92            121            161            172

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Life Insurance Company of New York
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Opportunity Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

                               SEPARATE ACCOUNT A

                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Life Insurance Company of New York, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS                                                        SA-1

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Separate Account A of Union Security Life Insurance Company of New York (the "Account") as of December 31, 2009 and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which is included in the Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Union Security Life Insurance Company of New York as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $2,256, $1,943, and $1,236 to Woodbury Financial for annuity contract distribution services during 2007, 2008 and 2009 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
SEPARATE ACCOUNT A OF UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK AND THE BOARD OF DIRECTORS UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Separate Account A of Union Security Life Insurance Company of New York (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Separate Account A of Union Security Life Insurance Company of New York as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       AMERICAN CENTURY VP       ALLIANCEBERNSTEIN VPS
                                            AMERICAN CENTURY VP              CAPITAL                 INTERNATIONAL
                                               BALANCED FUND            APPRECIATION FUND          GROWTH PORTFOLIO
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                   25,577                     2,017                      2,592
                                                 ==========                 =========                  =========
  Cost                                             $163,029                   $16,276                    $66,526
                                                 ==========                 =========                  =========
  Market Value                                     $147,070                   $21,722                    $43,176
 Due from Hartford Life Insurance
  Company                                                --                        --                         --
 Receivable from fund shares sold                         2                        --                          1
 Other assets                                            --                        --                         --
                                                 ----------                 ---------                  ---------
 Total Assets                                       147,072                    21,722                     43,177
                                                 ----------                 ---------                  ---------
LIABILITIES:
 Due to Hartford Life Insurance Company                   2                        --                          1
 Payable for fund shares purchased                       --                        --                         --
 Other liabilities                                       --                        --                         --
                                                 ----------                 ---------                  ---------
 Total Liabilities                                        2                        --                          1
                                                 ----------                 ---------                  ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                      $147,070                   $21,722                    $43,176
                                                 ==========                 =========                  =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             AIM V.I.         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                               CORE                   MONEY                    LARGE CAP
                                            EQUITY FUND          MARKET PORTFOLIO          GROWTH PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               1,257                 324,751                     1,159
                                             =========              ==========                 =========
  Cost                                         $31,504                $324,751                   $25,201
                                             =========              ==========                 =========
  Market Value                                 $31,327                $324,751                   $29,397
 Due from Hartford Life Insurance
  Company                                           --                      --                        --
 Receivable from fund shares sold                   --                       4                        --
 Other assets                                       --                       3                        --
                                             ---------              ----------                 ---------
 Total Assets                                   31,327                 324,758                    29,397
                                             ---------              ----------                 ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                       4                        --
 Payable for fund shares purchased                  --                      --                        --
 Other liabilities                                   1                      --                        --
                                             ---------              ----------                 ---------
 Total Liabilities                                   1                       4                        --
                                             ---------              ----------                 ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $31,326                $324,754                   $29,397
                                             =========              ==========                 =========

                                                                  FEDERATED
                                             FEDERATED          FUND FOR U.S.          FEDERATED
                                              CLOVER              GOVERNMENT          HIGH INCOME
                                           VALUE FUND II        SECURITIES II        BOND FUND II
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               2,995                12,570                581
                                             =========            ==========            =======
  Cost                                         $56,364              $143,411             $4,232
                                             =========            ==========            =======
  Market Value                                 $27,134              $143,923             $3,878
 Due from Hartford Life Insurance
  Company                                           --                    --                 --
 Receivable from fund shares sold                   --                     2                 --
 Other assets                                       --                    --                 --
                                             ---------            ----------            -------
 Total Assets                                   27,134               143,925              3,878
                                             ---------            ----------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                     2                 --
 Payable for fund shares purchased                  --                    --                 --
 Other liabilities                                  --                    --                 --
                                             ---------            ----------            -------
 Total Liabilities                                  --                     2                 --
                                             ---------            ----------            -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $27,134              $143,923             $3,878
                                             =========            ==========            =======

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              FEDERATED         GARTMORE NVIT           HARTFORD
                                               CAPITAL           DEVELOPING             ADVISERS
                                           INCOME FUND II       MARKETS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 321                7,838                16,983
                                               =======            =========            ==========
  Cost                                          $2,912              $61,605              $376,665
                                               =======            =========            ==========
  Market Value                                  $2,781              $47,109              $296,766
 Due from Hartford Life Insurance
  Company                                           --                   --                    --
 Receivable from fund shares sold                   --                    1                   230
 Other assets                                       --                   --                    --
                                               -------            ---------            ----------
 Total Assets                                    2,781               47,110               296,996
                                               -------            ---------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company             --                    1                   230
 Payable for fund shares purchased                  --                   --                    --
 Other liabilities                                  --                   --                    --
                                               -------            ---------            ----------
 Total Liabilities                                  --                    1                   230
                                               -------            ---------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $2,781              $47,109              $296,766
                                               =======            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD             HARTFORD
                                               TOTAL                CAPITAL              DIVIDEND
                                            RETURN BOND           APPRECIATION          AND GROWTH
                                              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               33,413                 3,310                2,018
                                             ==========            ==========            =========
  Cost                                         $389,156              $150,779              $42,254
                                             ==========            ==========            =========
  Market Value                                 $353,393              $121,235              $35,421
 Due from Hartford Life Insurance
  Company                                           434                    --                   --
 Receivable from fund shares sold                    --                     5                    1
 Other assets                                        --                    --                   --
                                             ----------            ----------            ---------
 Total Assets                                   353,827               121,240               35,422
                                             ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                     5                    1
 Payable for fund shares purchased                  434                    --                   --
 Other liabilities                                   --                    --                   --
                                             ----------            ----------            ---------
 Total Liabilities                                  434                     5                    1
                                             ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $353,393              $121,235              $35,421
                                             ==========            ==========            =========

                                             HARTFORD            HARTFORD
                                            FUNDAMENTAL           GLOBAL              HARTFORD
                                              GROWTH             ADVISERS          GLOBAL GROWTH
                                             HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               2,865                169                18,511
                                             =========            =======            ==========
  Cost                                         $31,766             $2,131              $262,777
                                             =========            =======            ==========
  Market Value                                 $24,022             $1,765              $253,758
 Due from Hartford Life Insurance
  Company                                           --                 --                    --
 Receivable from fund shares sold                    1                 --                    34
 Other assets                                       --                 --                    --
                                             ---------            -------            ----------
 Total Assets                                   24,023              1,765               253,792
                                             ---------            -------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            1                 --                    34
 Payable for fund shares purchased                  --                 --                    --
 Other liabilities                                  --                 --                    --
                                             ---------            -------            ----------
 Total Liabilities                                   1                 --                    34
                                             ---------            -------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $24,022             $1,765              $253,758
                                             =========            =======            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                HARTFORD               HARTFORD
                                              DISCIPLINED               GROWTH                HARTFORD
                                                 EQUITY             OPPORTUNITIES            HIGH YIELD
                                                HLS FUND               HLS FUND               HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 67,104                  62,775                31,510
                                               ==========            ============            ==========
  Cost                                           $724,985              $1,288,443              $292,477
                                               ==========            ============            ==========
  Market Value                                   $702,849              $1,381,158              $250,046
 Due from Hartford Life Insurance
  Company                                             697                      --                    --
 Receivable from fund shares sold                      --                     759                    72
 Other assets                                          --                      --                    --
                                               ----------            ------------            ----------
 Total Assets                                     703,546               1,381,917               250,118
                                               ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance Company                --                     759                    72
 Payable for fund shares purchased                    697                      --                    --
 Other liabilities                                     --                      --                    --
                                               ----------            ------------            ----------
 Total Liabilities                                    697                     759                    72
                                               ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $702,849              $1,381,158              $250,046
                                               ==========            ============            ==========

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD             HARTFORD
                                              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                               INDEX                GROWTH            SMALL COMPANY
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               32,617                2,765                  827
                                             ==========            =========            =========
  Cost                                         $982,296              $44,740              $12,939
                                             ==========            =========            =========
  Market Value                                 $757,215              $20,490               $9,336
 Due from Hartford Life Insurance
  Company                                            --                   --                   --
 Receivable from fund shares sold                     2                    1                   --
 Other assets                                        --                   --                   --
                                             ----------            ---------            ---------
 Total Assets                                   757,217               20,491                9,336
                                             ----------            ---------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             2                    1                   --
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                   --                   --                   --
                                             ----------            ---------            ---------
 Total Liabilities                                    2                    1                   --
                                             ----------            ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $757,215              $20,490               $9,336
                                             ==========            =========            =========

                                              HARTFORD              HARTFORD
                                           INTERNATIONAL             MIDCAP               HARTFORD
                                           OPPORTUNITIES             GROWTH             MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               35,372                19,692               167,663
                                             ==========            ==========            ==========
  Cost                                         $354,026              $207,319              $167,663
                                             ==========            ==========            ==========
  Market Value                                 $389,552              $155,109              $167,663
 Due from Hartford Life Insurance
  Company                                            --                    --                    --
 Receivable from fund shares sold                   129                    60                     6
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                   389,681               155,169               167,669
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           129                    60                     6
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                  129                    60                     6
                                             ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $389,552              $155,109              $167,663
                                             ==========            ==========            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                HARTFORD              HARTFORD            HARTFORD
                                             SMALLCAP VALUE       SMALLCAP GROWTH           STOCK
                                                HLS FUND              HLS FUND            HLS FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 25,391                19,726                242
                                               ==========            ==========            =======
  Cost                                           $342,964              $296,311             $8,511
                                               ==========            ==========            =======
  Market Value                                   $238,792              $308,673             $8,725
 Due from Hartford Life Insurance
  Company                                              --                    --                 --
 Receivable from fund shares sold                       9                   290                 65
 Other assets                                          --                    --                 --
                                               ----------            ----------            -------
 Total Assets                                     238,801               308,963              8,790
                                               ----------            ----------            -------
LIABILITIES:
 Due to Hartford Life Insurance Company                 9                   290                 65
 Payable for fund shares purchased                     --                    --                 --
 Other liabilities                                     --                    --                 --
                                               ----------            ----------            -------
 Total Liabilities                                      9                   290                 65
                                               ----------            ----------            -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $238,792              $308,673             $8,725
                                               ==========            ==========            =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD                                 HARTFORD
                                          U.S. GOVERNMENT         HARTFORD              VALUE
                                             SECURITIES             VALUE           OPPORTUNITIES
                                              HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               43,161                348                25,610
                                             ==========            =======            ==========
  Cost                                         $453,776             $3,716              $342,485
                                             ==========            =======            ==========
  Market Value                                 $454,615             $3,309              $326,600
 Due from Hartford Life Insurance
  Company                                           315                 --                    --
 Receivable from fund shares sold                    --                 --                    12
 Other assets                                        --                 --                    --
                                             ----------            -------            ----------
 Total Assets                                   454,930              3,309               326,612
                                             ----------            -------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                 --                    12
 Payable for fund shares purchased                  315                 --                    --
 Other liabilities                                   --                 --                    --
                                             ----------            -------            ----------
 Total Liabilities                                  315                 --                    12
                                             ----------            -------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $454,615             $3,309              $326,600
                                             ==========            =======            ==========

                                            HARTFORD          ING JPMORGAN
                                             EQUITY             EMERGING            ING GLOBAL
                                             INCOME          MARKETS EQUITY          RESOURCES
                                            HLS FUND            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               188                4,601                4,708
                                             =======            =========            =========
  Cost                                        $2,283              $76,349              $95,727
                                             =======            =========            =========
  Market Value                                $1,975              $93,772              $84,077
 Due from Hartford Life Insurance
  Company                                         --                   --                   --
 Receivable from fund shares sold                 --                    1                    1
 Other assets                                     --                   --                   --
                                             -------            ---------            ---------
 Total Assets                                  1,975               93,773               84,078
                                             -------            ---------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                    1                    1
 Payable for fund shares purchased                --                   --                   --
 Other liabilities                                --                   --                   --
                                             -------            ---------            ---------
 Total Liabilities                                --                    1                    1
                                             -------            ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                 $1,975              $93,772              $84,077
                                             =======            =========            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AIM V.I.
                                   GLOBAL HEALTH           AIM V.I.           MFS(R) GROWTH
                                     CARE FUND          TECHNOLOGY FUND          SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,431                 1,825                 232
                                     =========             =========             =======
  Cost                                 $83,615               $22,326              $3,577
                                     =========             =========             =======
  Market Value                         $86,193               $24,078              $4,982
 Due from Hartford Life
  Insurance Company                         --                    --                  --
 Receivable from fund shares
  sold                                       1                    --                  --
 Other assets                               --                    --                  --
                                     ---------             ---------             -------
 Total Assets                           86,194                24,078               4,982
                                     ---------             ---------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1                    --                  --
 Payable for fund shares
  purchased                                 --                    --                  --
 Other liabilities                          --                    --                  --
                                     ---------             ---------             -------
 Total Liabilities                           1                    --                  --
                                     ---------             ---------             -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $86,193               $24,078              $4,982
                                     =========             =========             =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            NEUBERGER BERMAN
                                                                                AMT SHORT
                                   MFS(R) HIGH       MFS(R) STRATEGIC         DURATION BOND
                                  INCOME SERIES        INCOME SERIES            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,663                 955                     971
                                    =========             =======               =========
  Cost                                $14,274              $9,438                 $12,471
                                    =========             =======               =========
  Market Value                        $13,722              $9,248                 $10,895
 Due from Hartford Life
  Insurance Company                        --                  --                      --
 Receivable from fund shares
  sold                                     --                  --                      --
 Other assets                              --                  --                      --
                                    ---------             -------               ---------
 Total Assets                          13,722               9,248                  10,895
                                    ---------             -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --                      --
 Payable for fund shares
  purchased                                --                  --                      --
 Other liabilities                         --                  --                      --
                                    ---------             -------               ---------
 Total Liabilities                         --                  --                      --
                                    ---------             -------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $13,722              $9,248                 $10,895
                                    =========             =======               =========

                                                                                    PIONEER
                                  NEUBERGER BERMAN            PIONEER               GROWTH
                                    AMT PARTNERS             FUND VCT          OPPORTUNITIES VCT
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        4,358                    572                 1,317
                                      =========              =========             =========
  Cost                                  $45,013                $11,503               $26,346
                                      =========              =========             =========
  Market Value                          $42,748                $11,207               $25,213
 Due from Hartford Life
  Insurance Company                           1                     --                    --
 Receivable from fund shares
  sold                                        1                     --                    --
 Other assets                                --                     --                    --
                                      ---------              ---------             ---------
 Total Assets                            42,750                 11,207                25,213
                                      ---------              ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                    --
 Payable for fund shares
  purchased                                  --                     --                    --
 Other liabilities                           --                     --                    --
                                      ---------              ---------             ---------
 Total Liabilities                           --                     --                    --
                                      ---------              ---------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $42,750                $11,207               $25,213
                                      =========              =========             =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      VAN ECK              VAN ECK             WELLS FARGO
                                     WORLDWIDE          WORLDWIDE HARD        ADVANTAGE VT
                                     BOND FUND           ASSETS FUND         DISCOVERY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,828                 3,457                2,916
                                     =========            ==========            =========
  Cost                                 $43,270               $55,788              $36,915
                                     =========            ==========            =========
  Market Value                         $44,978              $101,140              $45,777
 Due from Hartford Life
  Insurance Company                         --                     1                   --
 Receivable from fund shares
  sold                                       1                     1                    1
 Other assets                               --                    --                   --
                                     ---------            ----------            ---------
 Total Assets                           44,979               101,142               45,778
                                     ---------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                    1
 Payable for fund shares
  purchased                                 --                    --                   --
 Other liabilities                          --                    --                   --
                                     ---------            ----------            ---------
 Total Liabilities                          --                    --                    1
                                     ---------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $44,979              $101,142              $45,777
                                     =========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          UNITS
                                                                        OWNED BY            UNIT        CONTRACT
                                                                      PARTICIPANTS      FAIR VALUE #   LIABILITY
------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                                7,811         $18.829530      $147,070
American Century VP Capital Appreciation Fund -- Class I                    1,282          16.938963        21,722
AllianceBernstein VPS International Growth Portfolio -- Class A             5,778           7.472171        43,176
AIM V.I. Core Equity Fund -- Class S1                                       1,790          17.505410        31,326
AllianceBernstein VPS Money Market Portfolio -- Class A                    22,497          14.435723       324,754
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A                 1,445          20.339696        29,397
Federated Clover Value Fund II -- Class PRIM                                1,646          16.483013        27,134
Federated Fund for U.S. Government Securities II -- Class PRIM              7,791          18.473467       143,923
Federated High Income Bond Fund II -- Class PRIM                              186          20.796321         3,878
Federated Capital Income Fund II -- Class PRIM                                180          15.417668         2,781
Gartmore NVIT Developing Markets Fund -- Class II                           2,300          20.481238        47,109
Hartford Advisers HLS Fund -- Class IA                                     78,133           3.770476       294,599
Hartford Total Return Bond HLS Fund -- Class IA                           119,045           2.968557       353,393
Hartford Capital Appreciation HLS Fund -- Class IA                         62,755           1.931883       121,235
Hartford Dividend and Growth HLS Fund -- Class IA                          24,982           1.417872        35,421
Hartford Fundamental Growth HLS Fund -- Class IA                           22,343           1.075158        24,022
Hartford Global Advisers HLS Fund -- Class IA                               1,500           1.176553         1,765
Hartford Global Growth HLS Fund -- Class IA                                11,299          22.459253       253,758
Hartford Disciplined Equity HLS Fund -- Class IA                           32,655          21.255348       694,102
Hartford Growth Opportunities HLS Fund -- Class IA                        227,869           6.023480     1,372,566
Hartford High Yield HLS Fund -- Class IA                                   14,636          17.084545       250,046
Hartford Index HLS Fund -- Class IA                                        44,615          16.508695       755,437
Hartford International Growth HLS Fund -- Class IA                         18,841           1.087517        20,490
Hartford International Small Company HLS Fund -- Class IA                   4,911           1.901043         9,336
Hartford International Opportunities HLS Fund -- Class IA                 189,269           2.058194       389,552
Hartford MidCap Growth HLS Fund -- Class IA                                12,214          12.699657       155,109
Hartford Money Market HLS Fund -- Class IA                                 91,902           1.824356       167,663
Hartford SmallCap Value HLS Fund -- Class IA                               11,212          21.297920       238,792
Hartford SmallCap Growth HLS Fund -- Class IA                              13,114          23.537190       308,673
Hartford Stock HLS Fund -- Class IA                                         6,668           1.308548         8,725
Hartford U.S. Government Securities HLS Fund -- Class IA                   18,577          24.471490       454,615
Hartford Value HLS Fund -- Class IA                                         2,837           1.166772         3,309
Hartford Value Opportunities HLS Fund -- Class IA                          15,296          21.183083       324,010
Hartford Equity Income HLS Fund -- Class IA                                 1,605           1.230271         1,975
ING JPMorgan Emerging Markets Equity Portfolio -- Class I                   5,853          16.020683        93,772
ING Global Resources Portfolio -- Class S                                   7,464          11.265332        84,079
AIM V.I. Global Health Care Fund -- Class S1                                4,013          21.476816        86,193
AIM V.I. Technology Fund -- Class S1                                        1,916          12.564866        24,078
MFS(R) Growth Series -- Class INIT                                            251          19.836618         4,982
MFS(R) High Income Series -- Class INIT                                       735          18.671075        13,722
MFS(R) Strategic Income Series -- Class INIT                                  519          17.814954         9,248
Neuberger Berman AMT Short Duration Bond Portfolio                            753          14.463430        10,895
Neuberger Berman AMT Partners Portfolio -- Class I                          2,516          16.990397        42,750
Pioneer Fund VCT Portfolio -- Class I                                       1,042          10.759591        11,207
Pioneer Growth Opportunities VCT Portfolio -- Class I                       1,337          18.856765        25,213
Van Eck Worldwide Bond Fund -- Class INIT                                   2,307          19.493740        44,979
Van Eck Worldwide Hard Assets Fund -- Class INIT                            3,213          31.482933       101,142
Wells Fargo Advantage VT Discovery Fund                                     2,095          21.847241        45,777

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                          UNITS
                                                                        OWNED BY            UNIT        CONTRACT
                                                                      PARTICIPANTS      FAIR VALUE #   LIABILITY
------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class IA                                        575          $3.770476        $2,167
Hartford Disciplined Equity HLS Fund -- Class IA                              412          21.255348         8,747
Hartford Growth Opportunities HLS Fund -- Class IA                          1,426            6.02348         8,592
Hartford Index HLS Fund -- Class IA                                           105          16.990222         1,778
Hartford Value Opportunities HLS Fund -- Class IA                             122          21.183083         2,590

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             AMERICAN CENTURY VP       ALLIANCEBERNSTEIN VPS
                                   AMERICAN CENTURY VP             CAPITAL                 INTERNATIONAL
                                      BALANCED FUND           APPRECIATION FUND          GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $6,949                      $183                     $2,490
                                        ---------                  --------                  ---------
EXPENSE:
 Administrative charges                        --                        --                         --
 Mortality and Expense Risk
  charges                                    (595)                      (96)                      (303)
                                        ---------                  --------                  ---------
  Total Expenses                             (595)                      (96)                      (303)
                                        ---------                  --------                  ---------
  Net investment income (loss)              6,354                        87                      2,187
                                        ---------                  --------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         2                     1,124                    (75,927)
 Net realized gain on
  distributions                                --                        --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              12,789                     5,696                     92,220
                                        ---------                  --------                  ---------
  Net gain (loss) on
   investments                             12,791                     6,820                     16,293
                                        ---------                  --------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $19,145                    $6,907                    $18,480
                                        =========                  ========                  =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AIM V.I.        ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                      CORE                  MONEY                    LARGE CAP
                                  EQUITY FUND          MARKET PORTFOLIO          GROWTH PORTFOLIO
                                  SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $510                    $904                       $57
                                    --------              ----------                 ---------
EXPENSE:
 Administrative charges                   --                      --                        --
 Mortality and Expense Risk
  charges                               (128)                 (2,038)                     (278)
                                    --------              ----------                 ---------
  Total Expenses                        (128)                 (2,038)                     (278)
                                    --------              ----------                 ---------
  Net investment income
   (loss)                                382                  (1,134)                     (221)
                                    --------              ----------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (5,123)                     --                    (9,851)
 Net realized gain on
  distributions                           --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          9,205                      --                    24,360
                                    --------              ----------                 ---------
  Net gain (loss) on
   investments                         4,082                      --                    14,509
                                    --------              ----------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $ 4,464                 $(1,134)                  $14,288
                                    ========              ==========                 =========

                                                        FEDERATED
                                    FEDERATED         FUND FOR U.S.         FEDERATED
                                     CLOVER             GOVERNMENT         HIGH INCOME
                                  VALUE FUND II       SECURITIES II        BOND FUND II
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,078              $8,987                $871
                                    ---------            --------            --------
EXPENSE:
 Administrative charges                    --                  --                  --
 Mortality and Expense Risk
  charges                                (259)               (642)                (30)
                                    ---------            --------            --------
  Total Expenses                         (259)               (642)                (30)
                                    ---------            --------            --------
  Net investment income
   (loss)                               2,819               8,345                 841
                                    ---------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (98,892)              1,614                (297)
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          94,304              (4,019)              2,407
                                    ---------            --------            --------
  Net gain (loss) on
   investments                         (4,588)             (2,405)              2,110
                                    ---------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,769)             $5,940              $2,951
                                    =========            ========            ========

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE NVIT           HARTFORD
                                     CAPITAL           DEVELOPING             ADVISERS
                                 INCOME FUND II       MARKETS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $147                  $560                $5,968
                                      -----             ---------            ----------
EXPENSE:
 Administrative charges                  --                    --                  (284)
 Mortality and Expense Risk
  charges                               (11)                 (212)               (3,547)
                                      -----             ---------            ----------
  Total Expenses                        (11)                 (212)               (3,831)
                                      -----             ---------            ----------
  Net investment income (loss)          136                   348                 2,137
                                      -----             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1                   264               (39,497)
 Net realized gain on
  distributions                          --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           467                23,677               107,274
                                      -----             ---------            ----------
  Net gain (loss) on
   investments                          468                23,941                67,777
                                      -----             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $604               $24,289               $69,914
                                      =====             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD             HARTFORD             HARTFORD
                                      TOTAL               CAPITAL             DIVIDEND
                                   RETURN BOND         APPRECIATION          AND GROWTH
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $13,006                 $945                $654
                                    ---------            ---------            --------
EXPENSE:
 Administrative charges                  (355)                  --                  --
 Mortality and Expense Risk
  charges                              (4,436)              (1,460)               (389)
                                    ---------            ---------            --------
  Total Expenses                       (4,791)              (1,460)               (389)
                                    ---------            ---------            --------
  Net investment income
   (loss)                               8,215                 (515)                265
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (13,266)              (2,025)             (4,279)
 Net realized gain on
  distributions                            --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          49,517               42,644               9,669
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                         36,251               40,619               5,390
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,466              $40,104              $5,655
                                    =========            =========            ========

                                   HARTFORD          HARTFORD
                                  FUNDAMENTAL         GLOBAL             HARTFORD
                                    GROWTH           ADVISERS         GLOBAL GROWTH
                                   HLS FUND          HLS FUND            HLS FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $130             $ --                $1,639
                                    -------            -----            ----------
EXPENSE:
 Administrative charges                  --               --                  (251)
 Mortality and Expense Risk
  charges                              (265)             (21)               (3,131)
                                    -------            -----            ----------
  Total Expenses                       (265)             (21)               (3,382)
                                    -------            -----            ----------
  Net investment income
   (loss)                              (135)             (21)               (1,743)
                                    -------            -----            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (83)               3               (29,696)
 Net realized gain on
  distributions                          --               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         7,151              324               100,442
                                    -------            -----            ----------
  Net gain (loss) on
   investments                        7,068              327                70,746
                                    -------            -----            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $6,933             $306               $69,003
                                    =======            =====            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                    DISCIPLINED              GROWTH               HARTFORD
                                       EQUITY             OPPORTUNITIES          HIGH YIELD
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,936                 $9,225              $19,802
                                     ----------            -----------            ---------
EXPENSE:
 Administrative charges                    (660)                (1,241)                (222)
 Mortality and Expense Risk
  charges                                (8,250)               (15,511)              (2,774)
                                     ----------            -----------            ---------
  Total Expenses                         (8,910)               (16,752)              (2,996)
                                     ----------            -----------            ---------
  Net investment income (loss)            1,026                 (7,527)              16,806
                                     ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (39,292)              (240,202)              (4,036)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           175,698                596,621               74,616
                                     ----------            -----------            ---------
  Net gain (loss) on
   investments                          136,406                356,419               70,580
                                     ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $137,432               $348,892              $87,386
                                     ==========            ===========            =========

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD             HARTFORD
                                     HARTFORD           INTERNATIONAL        INTERNATIONAL
                                      INDEX                GROWTH            SMALL COMPANY
                                     HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,824                 $324                $137
                                    ----------            ---------             -------
EXPENSE:
 Administrative charges                   (609)                  --                  --
 Mortality and Expense Risk
  charges                               (8,130)                (254)               (106)
                                    ----------            ---------             -------
  Total Expenses                        (8,739)                (254)               (106)
                                    ----------            ---------             -------
  Net investment income
   (loss)                                5,085                   70                  31
                                    ----------            ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (55,828)             (11,053)                 95
 Net realized gain on
  distributions                            349                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,807               13,592               2,439
                                    ----------            ---------             -------
  Net gain (loss) on
   investments                         159,328                2,539               2,534
                                    ----------            ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $164,413               $2,609              $2,565
                                    ==========            =========             =======

                                     HARTFORD               HARTFORD
                                   INTERNATIONAL             MIDCAP              HARTFORD
                                   OPPORTUNITIES             GROWTH            MONEY MARKET
                                     HLS FUND               HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,733                  $418                $109
                                    -----------            ----------            --------
EXPENSE:
 Administrative charges                      --                  (159)               (174)
 Mortality and Expense Risk
  charges                                (4,952)               (1,986)             (2,173)
                                    -----------            ----------            --------
  Total Expenses                         (4,952)               (2,145)             (2,347)
                                    -----------            ----------            --------
  Net investment income
   (loss)                                 1,781                (1,727)             (2,238)
                                    -----------            ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (192,349)              (62,270)                 --
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           278,043               121,200                  --
                                    -----------            ----------            --------
  Net gain (loss) on
   investments                           85,694                58,930                  --
                                    -----------            ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $87,475               $57,203             $(2,238)
                                    ===========            ==========            ========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD             HARTFORD
                                   SMALLCAP VALUE       SMALLCAP GROWTH            STOCK
                                      HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,986                  $257                 $112
                                     ----------            ----------            ---------
EXPENSE:
 Administrative charges                    (236)                 (289)                  --
 Mortality and Expense Risk
  charges                                (2,956)               (3,607)                (204)
                                     ----------            ----------            ---------
  Total Expenses                         (3,192)               (3,896)                (204)
                                     ----------            ----------            ---------
  Net investment income (loss)           (1,206)               (3,639)                 (92)
                                     ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (60,472)              (17,447)              (7,718)
 Net realized gain on
  distributions                              --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           116,625               103,762               11,653
                                     ----------            ----------            ---------
  Net gain (loss) on
   investments                           56,153                86,315                3,935
                                     ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $54,947               $82,676               $3,843
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                HARTFORD
                                  U.S. GOVERNMENT        HARTFORD             VALUE
                                    SECURITIES             VALUE          OPPORTUNITIES
                                     HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $137               $52                $3,160
                                     ---------             -----            ----------
EXPENSE:
 Administrative charges                   (450)               --                  (301)
 Mortality and Expense Risk
  charges                               (5,624)              (31)               (3,766)
                                     ---------             -----            ----------
  Total Expenses                        (6,074)              (31)               (4,067)
                                     ---------             -----            ----------
  Net investment income
   (loss)                               (5,937)               21                  (907)
                                     ---------             -----            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    280                24               (18,079)
 Net realized gain on
  distributions                             --                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,000               430               134,062
                                     ---------             -----            ----------
  Net gain (loss) on
   investments                          14,280               454               115,983
                                     ---------             -----            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,343              $475              $115,076
                                     =========             =====            ==========

                                  HARTFORD         ING JPMORGAN
                                   EQUITY            EMERGING            ING GLOBAL
                                   INCOME         MARKETS EQUITY          RESOURCES
                                  HLS FUND           PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $51                 $787                 $216
                                    -----            ---------            ---------
EXPENSE:
 Administrative charges                --                   --                   --
 Mortality and Expense Risk
  charges                             (24)                (250)                (336)
                                    -----            ---------            ---------
  Total Expenses                      (24)                (250)                (336)
                                    -----            ---------            ---------
  Net investment income
   (loss)                              27                  537                 (120)
                                    -----            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                21                  163               (8,992)
 Net realized gain on
  distributions                        11                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         231               27,137               33,188
                                    -----            ---------            ---------
  Net gain (loss) on
   investments                        263               27,300               24,196
                                    -----            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $290              $27,837              $24,076
                                    =====            =========            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AIM V.I.
                                   GLOBAL HEALTH          AIM V.I.          MFS(R) GROWTH
                                     CARE FUND         TECHNOLOGY FUND          SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $270                $ --                  $39
                                     ---------             -------             --------
EXPENSE:
 Administrative charges                     --                  --                   --
 Mortality and Expense Risk
  charges                                 (333)                (90)                 (34)
                                     ---------             -------             --------
  Total Expenses                          (333)                (90)                 (34)
                                     ---------             -------             --------
  Net investment income (loss)             (63)                (90)                   5
                                     ---------             -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     93                (617)              (2,483)
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,383               9,713                4,400
                                     ---------             -------             --------
  Net gain (loss) on
   investments                          18,476               9,096                1,917
                                     ---------             -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $18,413              $9,006               $1,922
                                     =========             =======             ========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          NEUBERGER BERMAN
                                                                             AMT SHORT
                                  MFS(R) HIGH      MFS(R) STRATEGIC        DURATION BOND
                                 INCOME SERIES       INCOME SERIES           PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $925              $1,645                   $809
                                    -------             -------               --------
EXPENSE:
 Administrative charges                  --                  --                     --
 Mortality and Expense Risk
  charges                               (52)                (64)                   (48)
                                    -------             -------               --------
  Total Expenses                        (52)                (64)                   (48)
                                    -------             -------               --------
  Net investment income
   (loss)                               873               1,581                    761
                                    -------             -------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10                (155)                (2,050)
 Net realized gain on
  distributions                          --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,372               1,857                  2,747
                                    -------             -------               --------
  Net gain (loss) on
   investments                        3,382               1,702                    697
                                    -------             -------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $4,255              $3,283                 $1,458
                                    =======             =======               ========

                                                                                   PIONEER
                                  NEUBERGER BERMAN           PIONEER               GROWTH
                                    AMT PARTNERS             FUND VCT         OPPORTUNITIES VCT
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $920                  $290                  $ --
                                      ---------              --------             ---------
EXPENSE:
 Administrative charges                      --                    --                    --
 Mortality and Expense Risk
  charges                                  (128)                  (69)                 (189)
                                      ---------              --------             ---------
  Total Expenses                           (128)                  (69)                 (189)
                                      ---------              --------             ---------
  Net investment income
   (loss)                                   792                   221                  (189)
                                      ---------              --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     194                (1,291)              (18,923)
 Net realized gain on
  distributions                           4,085                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,591                 4,420                33,192
                                      ---------              --------             ---------
  Net gain (loss) on
   investments                            9,870                 3,129                14,269
                                      ---------              --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10,662                $3,350               $14,080
                                      =========              ========             =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               VAN ECK             VAN ECK            WELLS FARGO
                                              WORLDWIDE        WORLDWIDE HARD        ADVANTAGE VT
                                              BOND FUND          ASSETS FUND        DISCOVERY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,611                 $178                 $ --
                                               -------            ---------            ---------
EXPENSE:
 Administrative charges                             --                   --                   --
 Mortality and Expense Risk charges               (200)                (385)                (137)
                                               -------            ---------            ---------
  Total Expenses                                  (200)                (385)                (137)
                                               -------            ---------            ---------
  Net investment income (loss)                   1,411                 (207)                (137)
                                               -------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (63)               3,728                  722
 Net realized gain on distributions                 --                  352                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         664               34,340               10,876
                                               -------            ---------            ---------
  Net gain (loss) on investments                   601               38,420               11,598
                                               -------            ---------            ---------
  Net increase (decrease) in net assets
   resulting from operations                    $2,012              $38,213              $11,461
                                               =======            =========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP     ALLIANCEBERNSTEIN VPS
                                  AMERICAN CENTURY VP             CAPITAL               INTERNATIONAL
                                     BALANCED FUND           APPRECIATION FUND         GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $6,354                      $87                    $2,187
 Net realized gain (loss) on
  security transactions                         2                    1,124                   (75,927)
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              12,789                    5,696                    92,220
                                       ----------                ---------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               19,145                    6,907                    18,480
                                       ----------                ---------                ----------
UNIT TRANSACTIONS:
 Purchases                                     --                    1,656                        --
 Net transfers                                 --                   (6,448)                     (784)
 Surrenders for benefit
  payments and fees                           (18)                     (19)                  (84,651)
 Net Annuity Transactions                      --                       --                        --
                                       ----------                ---------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           (18)                  (4,811)                  (85,435)
                                       ----------                ---------                ----------
 Net increase (decrease) in
  net assets                               19,127                    2,096                   (66,955)
NET ASSETS:
 Beginning of year                        127,943                   19,626                   110,131
                                       ----------                ---------                ----------
 End of year                             $147,070                  $21,722                   $43,176
                                       ==========                =========                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AIM V.I.          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                      CORE                    MONEY                   LARGE CAP
                                   EQUITY FUND          MARKET PORTFOLIO           GROWTH PORTFOLIO
                                   SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $382                  $(1,134)                    $(221)
 Net realized gain (loss) on
  security transactions                (5,123)                      --                    (9,851)
 Net realized gain on
  distributions                            --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,205                       --                    24,360
                                    ---------              -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,464                   (1,134)                   14,288
                                    ---------              -----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 --                       --                        --
 Net transfers                             --                 (116,902)                       --
 Surrenders for benefit
  payments and fees                    (8,600)                 (95,622)                  (98,783)
 Net Annuity Transactions                  --                       --                        --
                                    ---------              -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,600)                (212,524)                  (98,783)
                                    ---------              -----------                ----------
 Net increase (decrease) in
  net assets                           (4,136)                (213,658)                  (84,495)
NET ASSETS:
 Beginning of year                     35,462                  538,412                   113,892
                                    ---------              -----------                ----------
 End of year                          $31,326                 $324,754                   $29,397
                                    =========              ===========                ==========

                                                           FEDERATED
                                    FEDERATED            FUND FOR U.S.          FEDERATED
                                      CLOVER              GOVERNMENT           HIGH INCOME
                                  VALUE FUND II          SECURITIES II         BOND FUND II
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,819                 $8,345                $841
 Net realized gain (loss) on
  security transactions                (98,892)                 1,614                (297)
 Net realized gain on
  distributions                             --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           94,304                 (4,019)              2,407
                                    ----------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,769)                 5,940               2,951
                                    ----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                  --
 Net transfers                              --                  5,710                  --
 Surrenders for benefit
  payments and fees                    (89,578)              (100,039)             (5,398)
 Net Annuity Transactions                   --                     --                  --
                                    ----------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (89,578)               (94,329)             (5,398)
                                    ----------            -----------            --------
 Net increase (decrease) in
  net assets                           (91,347)               (88,389)             (2,447)
NET ASSETS:
 Beginning of year                     118,481                232,312               6,325
                                    ----------            -----------            --------
 End of year                           $27,134               $143,923              $3,878
                                    ==========            ===========            ========

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE NVIT           HARTFORD
                                     CAPITAL           DEVELOPING             ADVISERS
                                 INCOME FUND II       MARKETS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $136                 $348                $2,137
 Net realized gain (loss) on
  security transactions                    1                  264               (39,497)
 Net realized gain on
  distributions                           --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            467               23,677               107,274
                                     -------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             604               24,289                69,914
                                     -------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                1,000                 1,146
 Net transfers                            --               14,037               (50,112)
 Surrenders for benefit
  payments and fees                       (3)             (32,536)              (27,049)
 Net Annuity Transactions                 --                   --                  (249)
                                     -------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (3)             (17,499)              (76,264)
                                     -------            ---------            ----------
 Net increase (decrease) in
  net assets                             601                6,790                (6,350)
NET ASSETS:
 Beginning of year                     2,180               40,319               303,116
                                     -------            ---------            ----------
 End of year                          $2,781              $47,109              $296,766
                                     =======            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD             HARTFORD
                                      TOTAL                CAPITAL              DIVIDEND
                                   RETURN BOND           APPRECIATION          AND GROWTH
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,215                 $(515)                $265
 Net realized gain (loss) on
  security transactions                (13,266)               (2,025)              (4,279)
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,517                42,644                9,669
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            44,466                40,104                5,655
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   --
 Net transfers                          (2,018)              (12,962)               2,450
 Surrenders for benefit
  payments and fees                    (85,526)               (2,135)              (6,616)
 Net Annuity Transactions                   --                    --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (87,544)              (15,097)              (4,166)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           (43,078)               25,007                1,489
NET ASSETS:
 Beginning of year                     396,471                96,228               33,932
                                    ----------            ----------            ---------
 End of year                          $353,393              $121,235              $35,421
                                    ==========            ==========            =========

                                    HARTFORD            HARTFORD
                                   FUNDAMENTAL           GLOBAL              HARTFORD
                                     GROWTH             ADVISERS          GLOBAL GROWTH
                                    HLS FUND            HLS FUND             HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135)              $(21)              $(1,743)
 Net realized gain (loss) on
  security transactions                   (83)                 3               (29,696)
 Net realized gain on
  distributions                            --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,151                324               100,442
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,933                306                69,003
                                    ---------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                 --                    --
 Net transfers                             --                 (7)              (37,303)
 Surrenders for benefit
  payments and fees                        --                 (6)              (62,365)
 Net Annuity Transactions                  --                 --                    --
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        --                (13)              (99,668)
                                    ---------            -------            ----------
 Net increase (decrease) in
  net assets                            6,933                293               (30,665)
NET ASSETS:
 Beginning of year                     17,089              1,472               284,423
                                    ---------            -------            ----------
 End of year                          $24,022             $1,765              $253,758
                                    =========            =======            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD
                                     DISCIPLINED               GROWTH                HARTFORD
                                       EQUITY              OPPORTUNITIES            HIGH YIELD
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,026                 $(7,527)              $16,806
 Net realized gain (loss) on
  security transactions                  (39,292)               (240,202)               (4,036)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            175,698                 596,621                74,616
                                     -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             137,432                 348,892                87,386
                                     -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 2,292                     795                    --
 Net transfers                           (86,149)                (77,748)              (27,534)
 Surrenders for benefit
  payments and fees                      (75,096)               (126,199)              (19,610)
 Net Annuity Transactions                  6,642                   6,495                    --
                                     -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (152,311)               (196,657)              (47,144)
                                     -----------            ------------            ----------
 Net increase (decrease) in
  net assets                             (14,879)                152,235                40,242
NET ASSETS:
 Beginning of year                       717,728               1,228,923               209,804
                                     -----------            ------------            ----------
 End of year                            $702,849              $1,381,158              $250,046
                                     ===========            ============            ==========

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD             HARTFORD
                                     HARTFORD            INTERNATIONAL        INTERNATIONAL
                                       INDEX                GROWTH            SMALL COMPANY
                                     HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,085                  $70                 $31
 Net realized gain (loss) on
  security transactions                 (55,828)             (11,053)                 95
 Net realized gain on
  distributions                             349                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           214,807               13,592               2,439
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            164,413                2,609               2,565
                                    -----------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                1,925                   --                  --
 Net transfers                          (33,560)              (5,744)               (388)
 Surrenders for benefit
  payments and fees                    (129,519)              (1,498)                (12)
 Net Annuity Transactions                  (202)                  --                  --
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (161,356)              (7,242)               (400)
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets                              3,057               (4,633)              2,165
NET ASSETS:
 Beginning of year                      754,158               25,123               7,171
                                    -----------            ---------             -------
 End of year                           $757,215              $20,490              $9,336
                                    ===========            =========             =======

                                     HARTFORD               HARTFORD
                                   INTERNATIONAL             MIDCAP               HARTFORD
                                   OPPORTUNITIES             GROWTH             MONEY MARKET
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,781               $(1,727)              $(2,238)
 Net realized gain (loss) on
  security transactions                (192,349)              (62,270)                   --
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           278,043               121,200                    --
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             87,475                57,203                (2,238)
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                1,356                   297                25,000
 Net transfers                          (24,447)              (15,066)               16,787
 Surrenders for benefit
  payments and fees                    (131,670)              (69,121)              (75,500)
 Net Annuity Transactions                    --                    --                    --
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (154,761)              (83,890)              (33,713)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                            (67,286)              (26,687)              (35,951)
NET ASSETS:
 Beginning of year                      456,838               181,796               203,614
                                    -----------            ----------            ----------
 End of year                           $389,552              $155,109              $167,663
                                    ===========            ==========            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD             HARTFORD
                                   SMALLCAP VALUE       SMALLCAP GROWTH            STOCK
                                      HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,206)              $(3,639)                $(92)
 Net realized gain (loss) on
  security transactions                 (60,472)              (17,447)              (7,718)
 Net realized gain on
  distributions                              --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           116,625               103,762               11,653
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             54,947                82,676                3,843
                                     ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  420                   297                   --
 Net transfers                          (12,945)              (29,959)                (192)
 Surrenders for benefit
  payments and fees                     (73,200)              (52,962)             (25,517)
 Net Annuity Transactions                    --                    --                   --
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (85,725)              (82,624)             (25,709)
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            (30,778)                   52              (21,866)
NET ASSETS:
 Beginning of year                      269,570               308,621               30,591
                                     ----------            ----------            ---------
 End of year                           $238,792              $308,673               $8,725
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                 HARTFORD
                                 U.S. GOVERNMENT         HARTFORD              VALUE
                                    SECURITIES             VALUE           OPPORTUNITIES
                                     HLS FUND            HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,937)               $21                 $(907)
 Net realized gain (loss) on
  security transactions                    280                 24               (18,079)
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,000                430               134,062
                                    ----------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,343                475               115,076
                                    ----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 --                   306
 Net transfers                         138,176                745               (49,639)
 Surrenders for benefit
  payments and fees                    (61,905)              (111)              (26,780)
 Net Annuity Transactions                   --                 --                  (277)
                                    ----------            -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     76,271                634               (76,390)
                                    ----------            -------            ----------
 Net increase (decrease) in
  net assets                            84,614              1,109                38,686
NET ASSETS:
 Beginning of year                     370,001              2,200               287,914
                                    ----------            -------            ----------
 End of year                          $454,615             $3,309              $326,600
                                    ==========            =======            ==========

                                   HARTFORD          ING JPMORGAN
                                    EQUITY             EMERGING            ING GLOBAL
                                    INCOME          MARKETS EQUITY          RESOURCES
                                   HLS FUND            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $27                 $537                $(120)
 Net realized gain (loss) on
  security transactions                  21                  163               (8,992)
 Net realized gain on
  distributions                          11                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           231               27,137               33,188
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            290               27,837               24,076
                                    -------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               --                  938                   --
 Net transfers                          (30)              40,943              (14,700)
 Surrenders for benefit
  payments and fees                     (90)                 (38)                 (60)
 Net Annuity Transactions                --                   --                   --
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (120)              41,843              (14,760)
                                    -------            ---------            ---------
 Net increase (decrease) in
  net assets                            170               69,680                9,316
NET ASSETS:
 Beginning of year                    1,805               24,092               74,761
                                    -------            ---------            ---------
 End of year                         $1,975              $93,772              $84,077
                                    =======            =========            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AIM V.I.
                                   GLOBAL HEALTH           AIM V.I.            MFS(R) GROWTH
                                     CARE FUND          TECHNOLOGY FUND           SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(63)                 $(90)                   $5
 Net realized gain (loss) on
  security transactions                     93                  (617)               (2,483)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,383                 9,713                 4,400
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,413                 9,006                 1,922
                                     ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   625
 Net transfers                              --                    --                (8,062)
 Surrenders for benefit
  payments and fees                       (597)               (2,256)                   (5)
 Net Annuity Transactions                   --                    --                    --
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (597)               (2,256)               (7,442)
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets                            17,816                 6,750                (5,520)
NET ASSETS:
 Beginning of year                      68,377                17,328                10,502
                                     ---------             ---------             ---------
 End of year                           $86,193               $24,078                $4,982
                                     =========             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           NEUBERGER BERMAN
                                                                               AMT SHORT
                                   MFS(R) HIGH       MFS(R) STRATEGIC        DURATION BOND
                                  INCOME SERIES        INCOME SERIES           PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $873               $1,581                  $761
 Net realized gain (loss) on
  security transactions                    10                 (155)               (2,050)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,372                1,857                 2,747
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,255                3,283                 1,458
                                    ---------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                    --
 Net transfers                             --                   --               (11,561)
 Surrenders for benefit
  payments and fees                        (9)              (9,425)                   (1)
 Net Annuity Transactions                  --                   --                    --
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (9)              (9,425)              (11,562)
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets                            4,246               (6,142)              (10,104)
NET ASSETS:
 Beginning of year                      9,476               15,390                20,999
                                    ---------            ---------             ---------
 End of year                          $13,722               $9,248               $10,895
                                    =========            =========             =========

                                                                                    PIONEER
                                  NEUBERGER BERMAN            PIONEER               GROWTH
                                    AMT PARTNERS             FUND VCT          OPPORTUNITIES VCT
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $792                   $221                 $(189)
 Net realized gain (loss) on
  security transactions                     194                 (1,291)              (18,923)
 Net realized gain on
  distributions                           4,085                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,591                  4,420                33,192
                                      ---------              ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,662                  3,350                14,080
                                      ---------              ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                    --
 Net transfers                           22,396                  3,152                    --
 Surrenders for benefit
  payments and fees                         (44)               (12,337)              (56,094)
 Net Annuity Transactions                    --                     --                    --
                                      ---------              ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,352                 (9,185)              (56,094)
                                      ---------              ---------             ---------
 Net increase (decrease) in
  net assets                             33,014                 (5,835)              (42,014)
NET ASSETS:
 Beginning of year                        9,736                 17,042                67,227
                                      ---------              ---------             ---------
 End of year                            $42,750                $11,207               $25,213
                                      =========              =========             =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      VAN ECK              VAN ECK             WELLS FARGO
                                     WORLDWIDE          WORLDWIDE HARD        ADVANTAGE VT
                                     BOND FUND           ASSETS FUND         DISCOVERY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,411                 $(207)               $(137)
 Net realized gain (loss) on
  security transactions                    (63)                3,728                  722
 Net realized gain on
  distributions                             --                   352                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              664                34,340               10,876
                                     ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,012                38,213               11,461
                                     ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 625                 1,406                   --
 Net transfers                         (19,856)               36,412               22,545
 Surrenders for benefit
  payments and fees                        (37)              (31,322)              (6,494)
 Net Annuity Transactions                   --                    --                   --
                                     ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,268)                6,496               16,051
                                     ---------            ----------            ---------
 Net increase (decrease) in
  net assets                           (17,256)               44,709               27,512
NET ASSETS:
 Beginning of year                      62,235                56,433               18,265
                                     ---------            ----------            ---------
 End of year                           $44,979              $101,142              $45,777
                                     =========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP      ALLIANCEBERNSTEIN VPS
                                  AMERICAN CENTURY VP             CAPITAL                INTERNATIONAL
                                     BALANCED FUND           APPRECIATION FUND         GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,092                    $(169)                     $(781)
 Net realized gain (loss) on
  security transactions                       (26)                   7,245                       (638)
 Net realized gain on
  distributions                            10,884                    3,900                      3,482
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (47,331)                 (27,351)                  (108,713)
                                       ----------                ---------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (33,381)                 (16,375)                  (106,650)
                                       ----------                ---------                -----------
UNIT TRANSACTIONS:
 Purchases                                     --                    1,656                         --
 Net transfers                                 --                  (22,083)                        --
 Surrenders for benefit
  payments and fees                           (17)                  (4,004)                    (2,054)
 Net Annuity Transactions                      --                       --                         --
 Other Settlements                             --                       --                         --
                                       ----------                ---------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           (17)                 (24,431)                    (2,054)
                                       ----------                ---------                -----------
 Net increase (decrease) in
  net assets                              (33,398)                 (40,806)                  (108,704)
NET ASSETS:
 Beginning of year                        161,341                   60,432                    218,835
                                       ----------                ---------                -----------
 End of year                             $127,943                  $19,626                   $110,131
                                       ==========                =========                ===========

(d) Formerly reported as AllianceBernstein VPS International Research Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

-------------------------------------------------------------------------------

                                    AIM V.I.         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                      CORE                   MONEY                   LARGE CAP
                                   EQUITY FUND          MARKET PORTFOLIO          GROWTH PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $808                  $7,059                     $(700)
 Net realized gain (loss) on
  security transactions                   (30)                     --                     1,605
 Net realized gain on
  distributions                            --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (16,311)                     --                   (78,105)
                                    ---------              ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (15,533)                  7,059                   (77,200)
                                    ---------              ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 --                      --                        --
 Net transfers                             --                 182,225                    (6,700)
 Surrenders for benefit
  payments and fees                       (32)                   (515)                   (2,160)
 Net Annuity Transactions                  --                      --                        --
 Other Settlements                         --                      --                        --
                                    ---------              ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (32)                181,710                    (8,860)
                                    ---------              ----------                ----------
 Net increase (decrease) in
  net assets                          (15,565)                188,769                   (86,060)
NET ASSETS:
 Beginning of year                     51,027                 349,643                   199,952
                                    ---------              ----------                ----------
 End of year                          $35,462                $538,412                  $113,892
                                    =========              ==========                ==========

                                                           FEDERATED
                                     FEDERATED           FUND FOR U.S.          FEDERATED
                                     AMERICAN              GOVERNMENT          HIGH INCOME
                                  LEADERS FUND II        SECURITIES II         BOND FUND II
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,131                $8,675                $732
 Net realized gain (loss) on
  security transactions                    (933)                 (318)               (288)
 Net realized gain on
  distributions                          44,009                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (107,750)                  (67)             (2,990)
                                    -----------            ----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (62,543)                8,290              (2,546)
                                    -----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                  --
 Net transfers                               --                28,461                 286
 Surrenders for benefit
  payments and fees                      (3,635)               (3,722)                 (4)
 Net Annuity Transactions                    --                    --                  --
 Other Settlements                           --                    --                  --
                                    -----------            ----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (3,635)               24,739                 282
                                    -----------            ----------            --------
 Net increase (decrease) in
  net assets                            (66,178)               33,029              (2,264)
NET ASSETS:
 Beginning of year                      184,659               199,283               8,589
                                    -----------            ----------            --------
 End of year                           $118,481              $232,312              $6,325
                                    ===========            ==========            ========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    FEDERATED          GARTMORE NVIT            HARTFORD
                                     CAPITAL            DEVELOPING              ADVISERS
                                 INCOME FUND II        MARKETS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $133                   $234                 $6,319
 Net realized gain (loss) on
  security transactions                   (1)                10,526                (29,798)
 Net realized gain on
  distributions                           --                 41,885                  2,865
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (701)              (139,571)              (150,686)
                                     -------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (569)               (86,926)              (171,300)
                                     -------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                --                  1,313                  1,146
 Net transfers                            --                (49,993)                (8,478)
 Surrenders for benefit
  payments and fees                       (3)               (45,017)              (160,606)
 Net Annuity Transactions                 --                     --                  2,625
 Other Settlements                        --                     --                  1,187
                                     -------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (3)               (93,697)              (164,126)
                                     -------            -----------            -----------
 Net increase (decrease) in
  net assets                            (572)              (180,623)              (335,426)
NET ASSETS:
 Beginning of year                     2,752                220,942                638,542
                                     -------            -----------            -----------
 End of year                          $2,180                $40,319               $303,116
                                     =======            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD               HARTFORD
                                      LARGECAP                 TOTAL                CAPITAL
                                       GROWTH               RETURN BOND           APPRECIATION
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,264)               $22,829                $1,036
 Net realized gain (loss) on
  security transactions                  (43,612)               (16,632)               (1,314)
 Net realized gain on
  distributions                          143,343                     --                11,144
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (676,745)               (56,657)              (87,960)
                                    ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (584,278)               (50,460)              (77,094)
                                    ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                24,721                     --                    --
 Net transfers                          (108,225)               (41,572)               36,560
 Surrenders for benefit
  payments and fees                     (309,676)              (140,803)               (1,254)
 Net Annuity Transactions                  2,226                     --                    --
 Other Settlements                         3,184                  2,270                    50
                                    ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (387,770)              (180,105)               35,356
                                    ------------            -----------            ----------
 Net increase (decrease) in
  net assets                            (972,048)              (230,565)              (41,738)
NET ASSETS:
 Beginning of year                     1,606,387                627,036               137,966
                                    ------------            -----------            ----------
 End of year                            $634,339               $396,471               $96,228
                                    ============            ===========            ==========

                                    HARTFORD             HARTFORD             HARTFORD
                                    DIVIDEND            FUNDAMENTAL            GLOBAL
                                   AND GROWTH             GROWTH              ADVISERS
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $387                $(273)                $75
 Net realized gain (loss) on
  security transactions                (1,232)                 (38)                 (3)
 Net realized gain on
  distributions                         1,041                2,547                  33
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (17,993)             (14,203)               (690)
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                          (17,797)             (11,967)               (585)
                                    ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                  --
 Net transfers                         (4,491)               5,694               2,062
 Surrenders for benefit
  payments and fees                    (1,386)                  --                  (5)
 Net Annuity Transactions                  --                   --                  --
 Other Settlements                         10                   --                  --
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,867)               5,694               2,057
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets                          (23,664)              (6,273)              1,472
NET ASSETS:
 Beginning of year                     57,596               23,362                  --
                                    ---------            ---------             -------
 End of year                          $33,932              $17,089              $1,472
                                    =========            =========             =======

(a)  Funded as of June 12, 2008.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              HARTFORD                HARTFORD
                                      HARTFORD              DISCIPLINED                GROWTH
                                    GLOBAL GROWTH              EQUITY              OPPORTUNITIES
                                      HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,205)                $(2,972)                $(9,484)
 Net realized gain (loss) on
  security transactions                  (10,549)                  8,703                 (44,871)
 Net realized gain on
  distributions                           21,868                 108,797                  40,094
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (382,109)               (609,781)               (546,630)
                                     -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (374,995)               (495,253)               (560,891)
                                     -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 2,686                  26,533                   1,400
 Net transfers                             9,528                 (42,904)                 (8,320)
 Surrenders for benefit
  payments and fees                     (151,331)               (236,392)               (107,880)
 Net Annuity Transactions                     --                   2,336                      --
 Other Settlements                         1,445                   3,190                   1,050
                                     -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (137,672)               (247,237)               (113,750)
                                     -----------            ------------            ------------
 Net increase (decrease) in
  net assets                            (512,667)               (742,490)               (674,641)
NET ASSETS:
 Beginning of year                       797,090               1,460,218               1,269,225
                                     -----------            ------------            ------------
 End of year                            $284,423                $717,728                $594,584
                                     ===========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     HARTFORD                HARTFORD            INTERNATIONAL
                                    HIGH YIELD                INDEX                 GROWTH
                                     HLS FUND                HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $23,334                  $8,419                $(101)
 Net realized gain (loss) on
  security transactions                  (9,475)                (39,370)                 (85)
 Net realized gain on
  distributions                              --                  26,574                2,214
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (93,007)               (507,929)             (32,995)
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (79,148)               (512,306)             (30,967)
                                    -----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                  24,726                   --
 Net transfers                              390                (144,373)               9,219
 Surrenders for benefit
  payments and fees                    (138,507)               (223,175)                (249)
 Net Annuity Transactions                    --                   2,371                   --
 Other Settlements                          802                   3,197                    8
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (137,315)               (337,254)               8,978
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets                           (216,463)               (849,560)             (21,989)
NET ASSETS:
 Beginning of year                      426,267               1,603,718               47,112
                                    -----------            ------------            ---------
 End of year                           $209,804                $754,158              $25,123
                                    ===========            ============            =========

                                    HARTFORD               HARTFORD               HARTFORD
                                  INTERNATIONAL         INTERNATIONAL              MIDCAP
                                  SMALL COMPANY         OPPORTUNITIES              GROWTH
                                    HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11)                 $5,029                $(3,186)
 Net realized gain (loss) on
  security transactions                  (175)                (38,163)               (12,500)
 Net realized gain on
  distributions                           323                  30,952                  3,227
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,511)               (383,350)              (162,032)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,374)               (385,532)              (174,491)
                                    ---------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                   1,806                    297
 Net transfers                           (777)                (25,573)                 9,852
 Surrenders for benefit
  payments and fees                       (11)               (142,791)               (65,620)
 Net Annuity Transactions                  --                      --                     --
 Other Settlements                         --                   4,805                    502
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (788)               (161,753)               (54,969)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets                           (6,162)               (547,285)              (229,460)
NET ASSETS:
 Beginning of year                     13,333               1,004,123                411,256
                                    ---------            ------------            -----------
 End of year                           $7,171                $456,838               $181,796
                                    =========            ============            ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD               HARTFORD
                                    MONEY MARKET          SMALLCAP VALUE         SMALLCAP GROWTH
                                      HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,412                $(1,349)               $(4,954)
 Net realized gain (loss) on
  security transactions                       --               (168,851)                (4,022)
 Net realized gain on
  distributions                               --                  3,835                  4,193
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                     74               (219,430)
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               1,412               (166,291)              (224,213)
                                     -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                65,064                  1,320                    297
 Net transfers                           597,926               (454,320)               (31,958)
 Surrenders for benefit
  payments and fees                     (544,758)               (80,891)              (136,273)
 Net Annuity Transactions                     --                     --                     --
 Other Settlements                         1,032                    539                  2,125
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      119,264               (533,352)              (165,809)
                                     -----------            -----------            -----------
 Net increase (decrease) in
  net assets                             120,676               (699,643)              (390,022)
NET ASSETS:
 Beginning of year                        82,938                969,213                698,643
                                     -----------            -----------            -----------
 End of year                            $203,614               $269,570               $308,621
                                     ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                    HARTFORD           U.S. GOVERNMENT          HARTFORD
                                      STOCK              SECURITIES              VALUE
                                    HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $324                $28,291                 $22
 Net realized gain (loss) on
  security transactions                  (575)                 2,131                 (15)
 Net realized gain on
  distributions                           278                     --                 162
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (24,437)               (38,589)             (1,167)
                                    ---------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (24,410)                (8,167)               (998)
                                    ---------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                  --
 Net transfers                            372                 (6,977)                374
 Surrenders for benefit
  payments and fees                    (1,784)               (98,894)               (187)
 Net Annuity Transactions                  --                     --                  --
 Other Settlements                        124                  1,560                   6
                                    ---------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,288)              (104,311)                193
                                    ---------            -----------            --------
 Net increase (decrease) in
  net assets                          (25,698)              (112,478)               (805)
NET ASSETS:
 Beginning of year                     56,289                482,479               3,005
                                    ---------            -----------            --------
 End of year                          $30,591               $370,001              $2,200
                                    =========            ===========            ========

                                     HARTFORD              HARTFORD          ING JPMORGAN
                                       VALUE                EQUITY             EMERGING
                                   OPPORTUNITIES            INCOME          MARKETS EQUITY
                                     HLS FUND              HLS FUND            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,587                 $40                 $941
 Net realized gain (loss) on
  security transactions                 (21,166)               (112)              (2,650)
 Net realized gain on
  distributions                           3,070                 137                2,528
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (214,948)               (895)             (23,502)
                                    -----------            --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (230,457)               (830)             (22,683)
                                    -----------            --------            ---------
UNIT TRANSACTIONS:
 Purchases                               19,331                  --                1,313
 Net transfers                          (15,384)               (748)              (3,400)
 Surrenders for benefit
  payments and fees                     (61,644)               (155)                 (48)
 Net Annuity Transactions                 2,995                  --                   --
 Other Settlements                        1,102                   5                   --
                                    -----------            --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (53,600)               (898)              (2,135)
                                    -----------            --------            ---------
 Net increase (decrease) in
  net assets                           (284,057)             (1,728)             (24,818)
NET ASSETS:
 Beginning of year                      571,971               3,533               48,910
                                    -----------            --------            ---------
 End of year                           $287,914              $1,805              $24,092
                                    ===========            ========            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     ING GLOBAL             AIM V.I.
                                     RESOURCES           GLOBAL HEALTH           AIM V.I.
                                     PORTFOLIO             CARE FUND          TECHNOLOGY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,411                 $(406)               $(143)
 Net realized gain (loss) on
  security transactions                    (539)                2,519                  775
 Net realized gain on
  distributions                          19,801                19,248                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (73,509)              (50,562)             (16,809)
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (52,836)              (29,201)             (16,177)
                                     ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                   --
 Net transfers                               --                (9,865)             (12,379)
 Surrenders for benefit
  payments and fees                      (8,065)                  (45)                (669)
 Net Annuity Transactions                    --                    --                   --
 Other Settlements                           --                    --                   --
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (8,065)               (9,910)             (13,048)
                                     ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            (60,901)              (39,111)             (29,225)
NET ASSETS:
 Beginning of year                      135,662               107,488               46,553
                                     ----------            ----------            ---------
 End of year                            $74,761               $68,377              $17,328
                                     ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

-------------------------------------------------------------------------------

                                  MFS(R) GROWTH         MFS(R) HIGH       MFS(R) STRATEGIC
                                     SERIES            INCOME SERIES        INCOME SERIES
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(24)              $2,142               $1,027
 Net realized gain (loss) on
  security transactions                     2                 (796)                 (27)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,239)              (5,763)              (3,237)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,261)              (4,417)              (2,237)
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                625                   --                   --
 Net transfers                          9,303              (12,779)                  --
 Surrenders for benefit
  payments and fees                        --                   (4)              (1,363)
 Net Annuity Transactions                  --                   --                   --
 Other Settlements                         --                   --                   --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,928              (12,783)              (1,363)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                            4,667              (17,200)              (3,600)
NET ASSETS:
 Beginning of year                      5,835               26,676               18,990
                                    ---------            ---------            ---------
 End of year                          $10,502               $9,476              $15,390
                                    =========            =========            =========

                                  NEUBERGER BERMAN
                                      AMT SHORT           NEUBERGER BERMAN           PIONEER
                                    DURATION BOND           AMT PARTNERS            FUND VCT
                                      PORTFOLIO               PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (C)           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $996                      $9                  $317
 Net realized gain (loss) on
  security transactions                     (14)                   (801)                  (10)
 Net realized gain on
  distributions                              --                   2,820                   919
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,364)                (15,586)              (10,229)
                                      ---------               ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,382)                (13,558)               (9,003)
                                      ---------               ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                    --
 Net transfers                             (276)                (19,040)                   --
 Surrenders for benefit
  payments and fees                         (16)                     (8)                  (13)
 Net Annuity Transactions                     1                      --                    --
 Other Settlements                           --                      --                    --
                                      ---------               ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (291)                (19,048)                  (13)
                                      ---------               ---------             ---------
 Net increase (decrease) in
  net assets                             (3,673)                (32,606)               (9,016)
NET ASSETS:
 Beginning of year                       24,672                  42,342                26,058
                                      ---------               ---------             ---------
 End of year                            $20,999                  $9,736               $17,042
                                      =========               =========             =========

(b) Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

(c) Formerly Lehman Brothers AMT Short Duration Bond Portfolio. Change effective September 26, 2008.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PIONEER
                                       GROWTH                VAN ECK               VAN ECK             WELLS FARGO
                                  OPPORTUNITIES VCT         WORLDWIDE          WORLDWIDE HARD         ADVANTAGE VT
                                      PORTFOLIO             BOND FUND            ASSETS FUND         DISCOVERY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(559)              $3,157                  $(191)               $(122)
 Net realized gain (loss) on
  security transactions                  (23,175)                (609)                 8,885                  (15)
 Net realized gain on
  distributions                           12,276                   --                 19,170                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (48,182)              (1,983)               (91,324)             (14,577)
                                     -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (59,640)                 565                (63,460)             (14,714)
                                     -----------            ---------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                  625                  1,344                   --
 Net transfers                            (6,276)              21,591                (13,799)                  --
 Surrenders for benefit
  payments and fees                      (35,880)                   1                (46,741)                 (27)
 Net Annuity Transactions                     --                   --                     --                   --
 Other Settlements                            --                   --                     --                   --
                                     -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (42,156)              22,217                (59,196)                 (27)
                                     -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets                            (101,796)              22,782               (122,656)             (14,741)
NET ASSETS:
 Beginning of year                       169,023               39,453                179,089               33,006
                                     -----------            ---------            -----------            ---------
 End of year                             $67,227              $62,235                $56,433              $18,265
                                     ===========            =========            ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

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                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account A (the "Account") is a separate investment account within Union Security Life Insurance Company of New York (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of New York and the SEC. On April 1, 2001, Union Security Life Insurance Company of New York entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of Union Security Life Insurance Company of New York under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 the Company changed its name from First Fortis Life Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Core Equity Fund, AllianceBernstein VPS Money Market Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, Federated Clover Value Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore NVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS(R) Growth Series, MFS(R) High Income Series, MFS(R) Strategic Income Series, Neuberger Berman AMT Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not

-------------------------------------------------------------------------------

       evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contact owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) REGULATORY DEVELOPMENTS -- On July 23, 2007, the Hartford Financial Services Group (the "Parent Company") entered into an agreement with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve the investigation by the New York Attorney General's Office of aspects of the Parent Company's variable annuity and mutual fund operations related to market timing.

       In May 2008, the Parent Company paid restitution to the Account to compensate certain variable annuity contract owners for market timing activities from 1998 through 2003. The restitution associated with this settlement is included in the 2008 accompanying statements of changes in net assets in the other settlements line item.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum rate of 3.5% of the

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.10% of the contract's value.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                           $6,949          $613
American Century VP Capital Appreciation Fund                2,142         6,867
AllianceBernstein VPS International Growth
 Portfolio                                                   9,737        92,985
AIM V.I. Core Equity Fund                                      510         8,727
AllianceBernstein VPS Money Market Portfolio                58,777       271,953
AllianceBernstein VPS Large Cap Growth Portfolio                57        99,061
Federated Clover Value Fund II                               3,078        89,837
Federated Fund for U.S. Government Securities II            70,742       156,726
Federated High Income Bond Fund II                             871         5,428
Federated Capital Income Fund II                               147            14
Gartmore NVIT Developing Markets Fund                       15,803        32,955
Hartford Advisers HLS Fund                                   9,296        83,424
Hartford Total Return Bond HLS Fund                         60,834       140,163
Hartford Capital Appreciation HLS Fund                       1,023        16,635
Hartford Dividend and Growth HLS Fund                        3,443         7,345
Hartford Fundamental Growth HLS Fund                           130           265
Hartford Global Advisers HLS Fund                               --            34
Hartford Global Growth HLS Fund                              3,068       104,478
Hartford Disciplined Equity HLS Fund                        12,490       163,775
Hartford Growth Opportunities HLS Fund                     676,611       880,795
Hartford High Yield HLS Fund                                25,898        56,236
Hartford Index HLS Fund                                     38,492       194,415
Hartford International Growth HLS Fund                         323         7,495
Hartford International Small Company HLS Fund                  216           585
Hartford International Opportunities HLS Fund               14,038       167,018
Hartford MidCap Growth HLS Fund                              2,289        87,905
Hartford Money Market HLS Fund                              66,447       102,398
Hartford SmallCap Value HLS Fund                             7,054        93,985
Hartford SmallCap Growth HLS Fund                            1,785        88,047
Hartford Stock HLS Fund                                      2,509        28,310
Hartford U.S. Government Securities HLS Fund               152,736        82,403
Hartford Value HLS Fund                                        975           319
Hartford Value Opportunities HLS Fund                        7,503        84,799
Hartford Equity Income HLS Fund                                143           225

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
ING JPMorgan Emerging Markets Equity Portfolio             $56,260       $13,880
ING Global Resources Portfolio                                 514        15,396
AIM V.I. Global Health Care Fund                               271           931
AIM V.I. Technology Fund                                        --         2,346
MFS(R) Growth Series                                           646         8,083
MFS(R) High Income Series                                      926            62
MFS(R) Strategic Income Series                               1,644         9,488
Neuberger Berman AMT Short Duration Bond Portfolio             809        11,610
Neuberger Berman AMT Partners Portfolio                     44,513        17,286
Pioneer Fund VCT Portfolio                                   3,442        12,406
Pioneer Growth Opportunities VCT Portfolio                      --        56,283
Van Eck Worldwide Bond Fund                                 12,515        30,373
Van Eck Worldwide Hard Assets Fund                          42,375        35,735
Wells Fargo Advantage VT Discovery Fund                     22,545         6,630
                                                      ------------  ------------
                                                        $1,442,576    $3,376,729
                                                      ============  ============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century VP
 Balanced Fund                      --               1                   (1)
American Century VP Capital
 Appreciation Fund                 137             436                 (299)
AllianceBernstein VPS
 International Growth
 Portfolio                       1,407          16,110              (14,703)
AIM V.I. Core Equity Fund           --             797                 (797)
AllianceBernstein VPS Money
 Market Portfolio                3,969          18,665              (14,696)
AllianceBernstein VPS Large
 Cap Growth Portfolio               --           6,221               (6,221)
Federated Clover Value Fund
 II                                 --           6,563               (6,563)
Federated Fund for U.S.
 Government Securities II        3,296           8,676               (5,380)
Federated High Income Bond
 Fund II                            --             277                 (277)
Federated Capital Income
 Fund II                            --               1                   (1)
Gartmore NVIT Developing
 Markets Fund                      895           1,774                 (879)
Hartford Advisers HLS Fund         966          25,596              (24,630)
Hartford Total Return Bond
 HLS Fund                       17,458          49,958              (32,500)
Hartford Capital
 Appreciation HLS Fund              70           8,899               (8,829)
Hartford Dividend and
 Growth HLS Fund                 1,951           6,407               (4,456)
Hartford Fundamental Growth
 HLS Fund                           --              --                   --
Hartford Global Advisers
 HLS Fund                           --              12                  (12)
Hartford Global Growth HLS
 Fund                               68           5,716               (5,648)
Hartford Disciplined Equity
 HLS Fund                          482           9,273               (8,791)
Hartford Growth
 Opportunities HLS Fund        123,244          74,460               48,784
Hartford High Yield HLS
 Fund                              421           4,015               (3,594)
Hartford Index HLS Fund          1,944          12,792              (10,848)
Hartford International
 Growth HLS Fund                    --          10,484              (10,484)
Hartford International
 Small Company HLS Fund             63             290                 (227)
Hartford International
 Opportunities HLS Fund          4,654         107,638             (102,984)
Hartford MidCap Growth HLS
 Fund                              185           8,855               (8,670)
Hartford Money Market HLS
 Fund                           36,230          54,513              (18,283)

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Value HLS
 Fund                              332           5,194               (4,862)
Hartford SmallCap Growth
 HLS Fund                           89           4,489               (4,400)
Hartford Stock HLS Fund          1,872          27,848              (25,976)
Hartford U.S. Government
 Securities HLS Fund             6,320           3,164                3,156
Hartford Value HLS Fund            799             276                  523
Hartford Value
 Opportunities HLS Fund            222           4,482               (4,260)
Hartford Equity Income HLS
 Fund                               77             175                  (98)
ING JPMorgan Emerging
 Markets Equity Portfolio        4,440           1,162                3,278
ING Global Resources
 Portfolio                          27           1,648               (1,621)
AIM V.I. Global Health Care
 Fund                               --              34                  (34)
AIM V.I. Technology Fund            --             245                 (245)
MFS(R) Growth Series                44             519                 (475)
MFS(R) High Income Series           --              --                   --
MFS(R) Strategic Income
 Series                             --             550                 (550)
Neuberger Berman AMT Short
 Duration Bond Portfolio            --             885                 (885)
Neuberger Berman AMT
 Partners Portfolio              3,075           1,449                1,626
Pioneer Fund VCT Portfolio         314           1,246                 (932)
Pioneer Growth
 Opportunities VCT
 Portfolio                          --           3,794               (3,794)
Van Eck Worldwide Bond Fund        591           1,652               (1,061)
Van Eck Worldwide Hard
 Assets Fund                     1,664           1,262                  402
Wells Fargo Advantage VT
 Discovery Fund                  1,245             318                  927

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                    ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                --               1                  (1)
American Century VP Capital
 Appreciation Fund                  682           1,709              (1,027)
AllianceBernstein VPS
 International Growth
 Portfolio                           --             242                (242)
AIM V.I. Core Equity Fund            --               2                  (2)
AllianceBernstein VPS Money
 Market Portfolio                17,452           4,749              12,703
AllianceBernstein VPS Large
 Cap Growth Portfolio                --             418                (418)
Federated American Leaders
 Fund II                             --             222                (222)
Federated Fund for U.S.
 Government Securities II         4,115           2,673               1,442
Federated High Income Bond
 Fund II                            350             350                  --
Federated Capital Income
 Fund II                             --              --                  --
Gartmore NVIT Developing
 Markets Fund                       232           4,362              (4,130)
Hartford Advisers HLS Fund        1,594          45,071             (43,477)
Hartford LargeCap Growth HLS
 Fund                             2,277          25,353             (23,076)
Hartford Total Return Bond
 HLS Fund                        13,331          80,217             (66,886)
Hartford Capital
 Appreciation HLS Fund           20,126           3,630              16,496
Hartford Dividend and Growth
 HLS Fund                           580           4,450              (3,870)
Hartford Fundamental Growth
 HLS Fund                         4,638              --               4,638
Hartford Global Advisers HLS
 Fund                             1,517               5               1,512
Hartford Global Growth HLS
 Fund                               820           6,149              (5,329)
Hartford Disciplined Equity
 HLS Fund                         1,429          12,274             (10,845)
Hartford Growth
 Opportunities HLS Fund           1,551          19,761             (18,210)
Hartford High Yield HLS Fund        519           9,610              (9,091)
Hartford Index HLS Fund           2,421          20,329             (17,908)

-------------------------------------------------------------------------------

                                UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                    ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Hartford International
 Growth HLS Fund                  6,115             238               5,877
Hartford International Small
 Company HLS Fund                   439             727                (288)
Hartford International
 Opportunities HLS Fund           6,291          80,041             (73,750)
Hartford MidCap Growth HLS
 Fund                             1,218           5,106              (3,888)
Hartford Money Market HLS
 Fund                           386,290         321,329              64,961
Hartford SmallCap Value HLS
 Fund                               262          24,466             (24,204)
Hartford SmallCap Growth HLS
 Fund                               285           7,249              (6,964)
Hartford Stock HLS Fund             378           1,435              (1,057)
Hartford U.S. Government
 Securities HLS Fund                808           5,099              (4,291)
Hartford Value HLS Fund             432             175                 257
Hartford Value Opportunities
 HLS Fund                         1,520           4,574              (3,054)
Hartford Equity Income HLS
 Fund                               175             815                (640)
ING JPMorgan Emerging
 Markets Equity Portfolio         1,688           1,655                  33
ING Global Resources
 Portfolio                           --             598                (598)
AIM V.I. Global Health Care
 Fund                               303             776                (473)
AIM V.I. Technology Fund              1           1,047              (1,046)
MFS(R) Growth Series                475              --                 475
MFS(R) High Income Series           369           1,108                (739)
MFS(R) Strategic Income
 Series                              --              86                 (86)
Neuberger Berman AMT Short
 Duration Bond Portfolio             --              21                 (21)
Neuberger Berman AMT
 Partners Portfolio                  --             945                (945)
Pioneer Fund VCT Portfolio           --               1                  (1)
Pioneer Growth Opportunities
 VCT Portfolio                       --           3,153              (3,153)
Van Eck Worldwide Bond Fund       2,315           1,149               1,166
Van Eck Worldwide Hard
 Assets Fund                        237           2,211              (1,974)
Wells Fargo Advantage VT
 Discovery Fund                      --               1                  (1)

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2009  Lowest contract charges    7,811   $18.829530          $147,070
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    7,812    16.378654           127,943
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    7,813    20.651353           161,341
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    7,813    19.768804           154,462
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    9,079    18.115408           164,472
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges    1,282    16.938963            21,722
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    1,581    12.413327            19,626
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    2,608    23.170263            60,432
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    2,129    15.963060            33,980
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    3,347    13.679562            45,783
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2009  Lowest contract charges        0.45%             5.26%             14.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             2.55%            (20.69)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             2.02%              4.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             2.00%              9.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.83%              4.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges        0.45%             0.86%             36.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (46.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              45.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --              16.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --              21.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges    5,778    $7.472171           $43,176
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   20,481     5.377306           110,131
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   20,723    10.560071           218,835
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges    1,790    17.505410            31,326
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    2,587    13.705837            35,462
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    2,589    19.707898            51,027
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    2,565    18.310558            46,975
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    2,574    15.789305            40,648
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
ALLIANCEBERNSTEIN VPS MONEY
 MARKET PORTFOLIO
 2009  Lowest contract charges   22,497    14.435723           324,754
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   37,193    14.476281           538,412
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   24,490    14.268875           349,643
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   25,992    13.735446           357,013
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   24,181    13.240331           320,167
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges        0.45%             3.71%             38.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (49.08)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.11%               --               1.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges        0.45%             1.80%             27.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             2.24%            (30.46)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.13%              7.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.31%             0.58%              8.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.38%              2.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS MONEY
 MARKET PORTFOLIO
 2009  Lowest contract charges        0.45%             0.20%             (0.28)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             1.83%              1.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             4.29%              3.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             4.16%              3.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             2.30%              1.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE
 CAP GROWTH PORTFOLIO
 2009  Lowest contract charges    1,445   $20.339696           $29,397
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    7,666    14.857367           113,892
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    8,084    24.734124           199,952
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    8,245    21.809920           179,831
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    8,622    22.006170           189,737
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
FEDERATED CLOVER VALUE FUND II
 2009  Lowest contract charges    1,646    16.483013            27,134
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    8,209    14.433220           118,481
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    8,431    21.902311           184,659
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    8,726    24.354886           212,521
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    9,067    20.944422           189,895
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE
 CAP GROWTH PORTFOLIO
 2009  Lowest contract charges        0.45%             0.09%             36.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (39.93)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              13.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --              (0.89)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --              14.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FEDERATED CLOVER VALUE FUND II
 2009  Lowest contract charges        0.45%             5.39%             14.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             1.84%            (34.10)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.43%            (10.07)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             1.47%             16.28%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.47%              4.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES II
 2009  Lowest contract charges    7,791   $18.473467          $143,923
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   13,171    17.638036           232,312
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   11,729    16.990614           199,283
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   13,437    16.057906           215,771
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   13,106    15.489364           203,000
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
FEDERATED HIGH INCOME BOND
 FUND II
 2009  Lowest contract charges      186    20.796321             3,878
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges      463    13.667092             6,325
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges      463    18.550752             8,589
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges      477    18.016694             8,586
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    1,456    16.333150            23,786
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES II
 2009  Lowest contract charges        0.45%             6.32%              4.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             4.62%              3.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             4.29%              5.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             3.93%              3.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             4.04%              1.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FEDERATED HIGH INCOME BOND
 FUND II
 2009  Lowest contract charges        0.45%            13.25%             52.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             9.39%            (26.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             7.73%              2.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%            11.52%             10.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             8.66%              2.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2009  Lowest contract charges      180   $15.417668            $2,781
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges      181    12.073238             2,180
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges      181    15.231899             2,752
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges      181    14.706866             2,660
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges      376    12.774966             4,798
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2009  Lowest contract charges    2,300    20.481238            47,109
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    3,179    12.681828            40,319
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    7,309    30.229761           220,942
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    7,287    21.159503           154,197
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    6,994    15.794105           110,468
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2009  Lowest contract charges        0.45%             6.02%             27.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.44%             5.67%            (20.74)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.42%             4.90%              3.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.44%             7.24%             15.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             5.78%              5.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2009  Lowest contract charges        0.45%             1.19%             61.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.46%             0.68%            (58.05)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             0.46%             42.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.58%             33.97%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.56%             30.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges   78,708    $3.770476          $296,766
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges  103,338     2.933262           303,116
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges  146,815     4.349310           638,542
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges  174,896     4.134052           723,027
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  224,444     3.785112           849,546
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges  119,045     2.968557           353,393
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges  151,545     2.616192           396,471
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges  218,431     2.870634           627,036
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges  270,498     2.779831           751,939
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  421,345     2.688479         1,132,777
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges        1.35%             2.11%             28.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.71%            (32.56)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             2.11%              5.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             2.21%              9.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             2.88%              5.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges        1.35%             3.67%             13.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             5.54%             (8.86)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             4.95%              3.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             4.10%              3.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             6.40%              1.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges   62,755    $1.931883          $121,235
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   71,584     1.344249            96,228
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   55,088     2.504468           137,966
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   89,072     2.172864           193,542
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   94,037     1.888606           177,598
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges   24,982     1.417872            35,421
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   29,438     1.152703            33,932
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   33,308     1.729212            57,596
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   39,992     1.619055            64,750
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   24,153     1.363445            32,931
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges   22,343     1.075158            24,022
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   22,343     0.764844            17,089
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   17,705     1.319542            23,362
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges        1.35%             0.87%             43.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.21%            (46.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.12%             15.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.33%             15.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             0.93%             14.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges        1.35%             2.27%             23.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.18%            (33.34)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.34%             2.16%              6.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.92%             18.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.33%             5.46%              4.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges        1.35%             0.66%             40.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             0.23%            (42.04)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.19%               --              13.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges    1,500    $1.176553            $1,765
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    1,512     0.973468             1,472
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges   11,299    22.459253           253,758
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   16,947    16.782807           284,423
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   22,276    35.782222           797,090
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   26,373    29.003230           764,894
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   31,906    25.754559           821,714
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges   33,067    21.255348           702,849
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   41,858    17.146553           717,728
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   52,703    27.706379         1,460,218
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   63,122    25.920241         1,636,125
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   93,212    23.363372         2,177,751
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges        1.34%               --              20.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.34%             9.17%            (33.41)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges        1.35%             0.66%             33.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.36%             0.58%            (53.10)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.05%             23.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.75%             12.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             0.75%              1.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges        1.35%             1.51%             23.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             1.08%            (38.11)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.99%              6.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.95%             10.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.03%              5.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges  229,295    $6.023480        $1,381,158
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2009  Lowest contract charges  229,295     6.023480         1,381,158
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges  126,220     4.710695           594,584
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges  144,430     8.787808         1,269,225
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges  165,506     6.870140         1,137,052
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  194,932     6.214487         1,211,405
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges   14,636    17.084545           250,046
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   18,230    11.509086           209,804
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   27,321    15.602381           426,267
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   31,070    15.385587           478,034
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   46,888    14.027960           657,738
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        1.35%             0.75%             27.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.35%             0.75%             27.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             0.36%            (46.40)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.14%             27.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.73%             10.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             0.19%             14.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges        1.35%             8.92%             48.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             9.07%            (26.24)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             7.36%              1.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%            14.09%              9.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             6.75%              0.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges    5,362   $16.508695           $88,517
    Highest contract charges     39,358    16.990222           668,698
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    8,761    13.145816           115,171
    Highest contract charges     46,807    13.651565           638,987
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   12,902    20.997695           270,907
    Highest contract charges     60,574    22.003199         1,332,811
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   15,262    20.049382           305,989
    Highest contract charges     72,705    21.199401         1,541,305
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   17,109    17.443801           298,446
    Highest contract charges     94,503    18.611062         1,758,797
    Remaining contract charges       --           --                --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges   18,841     1.087517            20,490
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   29,325     0.856691            25,123
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   23,448     2.009161            47,112
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    4,301     1.643503             7,069
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    2,984     1.342521             4,007
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        0.45%             1.41%             25.58%
    Highest contract charges          1.35%             2.00%             24.46%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             2.17%            (37.39)%
    Highest contract charges          1.35%             1.93%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.53%              4.73%
    Highest contract charges          1.35%             1.54%              3.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             1.71%             14.94%
    Highest contract charges          1.35%             1.58%             13.91%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.84%              4.03%
    Highest contract charges          1.35%             1.58%              3.10%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        1.36%             1.73%             26.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             1.10%            (57.36)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.31%             2.84%             22.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.96%             22.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.32%             7.84%             13.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges    4,911    $1.901043            $9,336
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    5,138     1.395551             7,171
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    5,426     2.457363            13,333
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    4,955     2.285008            11,323
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    2,877     1.790688             5,152
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges  189,269     2.058194           389,552
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges  292,253     1.563162           456,838
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges  366,003     2.743483         1,004,123
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges  206,806     2.182253           451,303
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  238,718     1.777224           424,254
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges        1.35%             1.75%             36.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             1.25%            (43.21)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             1.85%              7.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%             1.56%             27.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              15.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges        1.35%             1.84%             31.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.05%            (43.02)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             1.82%             25.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             2.59%             22.79%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%               --              13.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges   12,214   $12.699657          $155,109
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   20,884     8.705168           181,796
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   24,772    16.601697           411,256
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   35,677    15.071139           537,693
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   54,097    13.606476           736,074
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges   91,902     1.824356           167,663
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges  110,185     1.847941           203,614
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   45,224     1.833941            82,938
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   56,226     1.771274            99,591
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  127,979     1.714714           219,447
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        1.35%             0.26%             45.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.36%             0.31%            (47.57)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.42%             10.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%               --              10.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             0.02%              3.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        1.35%             0.06%             (1.28)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.14%              0.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             4.80%              3.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.37%             4.61%              3.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.34%             2.78%              1.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 2009  Lowest contract charges   11,212   $21.297920          $238,792
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   16,074    16.770231           269,570
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   40,278    24.063152           969,213
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   50,710    25.523118         1,294,287
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   71,664    21.866661         1,567,061
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges   13,114    23.537190           308,673
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   17,514    17.620975           308,621
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   24,478    28.542130           698,643
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   30,104    29.472834           887,256
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   35,643    27.956459           996,439
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 2009  Lowest contract charges        1.35%             0.84%             27.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.36%             1.03%            (30.31)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             1.18%             (5.72)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.19%             16.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.30%              6.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        1.35%             0.09%             33.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             0.42%            (38.26)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.27%             (3.16)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.34%              5.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             0.34%              9.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges    6,668    $1.308548            $8,725
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   32,644     0.937095            30,591
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   33,701     1.670234            56,289
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   56,435     1.598566            90,215
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges  190,988     1.413203           269,905
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges   18,577    24.471490           454,615
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   15,421    23.993088           370,001
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   19,712    24.476643           482,479
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   23,338    23.768555           554,710
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   32,206    23.162151           745,971
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        1.36%             0.75%             39.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.08%            (43.89)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             0.90%              4.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.75%             13.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.91%              8.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges        1.35%             0.03%              1.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             7.91%             (1.98)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             4.04%              2.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             3.21%              2.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             2.98%              0.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges    2,837    $1.166772            $3,309
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    2,314     0.950889             2,200
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    2,057     1.461127             3,005
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   26,122     1.358964            35,500
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    2,522     1.130665             2,852
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges   15,418    21.183083           326,600
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges   19,678    14.631386           287,914
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges   22,732    25.162082           571,971
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges   30,254    27.216975           823,409
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   41,994    23.177599           973,316
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges        1.35%             2.27%             22.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.19%            (34.92)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.46%             1.27%              7.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             2.09%             20.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.33%            14.68%              4.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        1.35%             1.05%             44.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             1.95%            (41.85)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             1.16%             (7.55)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.20%             17.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.27%              6.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges    1,605    $1.230271            $1,975
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    1,703     1.059804             1,805
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    2,343     1.507928             3,533
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    1,781     1.429179             2,545
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    1,976     1.199229             2,370
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges    5,853    16.020683            93,772
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    2,575     9.355467            24,092
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    2,542    19.238770            48,910
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    2,549    13.922547            35,494
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges      605    10.269692             6,216
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
ING GLOBAL RESOURCES PORTFOLIO
 2009  Lowest contract charges    7,464    11.265332            84,079
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    9,085     8.229019            74,761
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    9,683    14.010498           135,662
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges        1.35%             2.86%             16.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.35%             2.91%            (29.72)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%             2.21%              5.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.90%             19.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.31%            18.70%              2.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges        0.45%             1.41%             71.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             2.81%            (51.37)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.44%             38.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.22%             35.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%               --               1.92%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ING GLOBAL RESOURCES PORTFOLIO
 2009  Lowest contract charges        0.45%             0.29%             36.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             1.65%            (41.27)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.43%             0.02%             40.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges    4,013   $21.476816           $86,193
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    4,047    16.897448            68,377
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    4,520    23.779083           107,488
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    5,362    21.354693           114,502
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    6,843    20.383928           139,494
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
AIM V.I. TECHNOLOGY FUND
 2009  Lowest contract charges    1,916    12.564866            24,078
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    2,161     8.018763            17,328
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    3,207    14.514379            46,553
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    3,722    13.537016            50,388
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges   12,289    12.308106           151,255
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges        0.45%             0.37%             27.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (28.94)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              11.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               4.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               7.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. TECHNOLOGY FUND
 2009  Lowest contract charges        0.45%               --              56.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (44.75)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --               7.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               9.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               1.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) GROWTH SERIES
 2009  Lowest contract charges      251   $19.836618            $4,982
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges      726    14.473275            10,502
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges      251    23.230936             5,835
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges      310    19.258223             5,971
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges      472    17.929840             8,466
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
MFS(R) HIGH INCOME SERIES
 2009  Lowest contract charges      735    18.671075            13,722
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges      735    12.886122             9,476
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    1,474    18.101609            26,676
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    1,474    17.867204            26,336
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    2,175    16.261032            35,364
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) GROWTH SERIES
 2009  Lowest contract charges        0.46%             0.52%             37.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             0.14%            (37.70)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              20.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               7.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               8.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS(R) HIGH INCOME SERIES
 2009  Lowest contract charges        0.45%             8.03%             44.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%            11.80%            (28.81)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             6.87%              1.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             8.11%              9.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             6.52%              1.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2009  Lowest contract charges      519   $17.814954            $9,248
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    1,069    14.402608            15,390
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    1,155    16.447182            18,990
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    1,255    15.933761            19,990
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    1,455    15.004669            21,828
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2009  Lowest contract charges      753    14.463430            10,895
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2008  Lowest contract charges    1,638    12.820175            20,999
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2007  Lowest contract charges    1,659    14.875593            24,672
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2006  Lowest contract charges    1,661    14.262173            23,695
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --
 2005  Lowest contract charges    1,939    13.748814            26,665
    Highest contract charges         --           --                --
    Remaining contract charges       --           --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2009  Lowest contract charges        0.45%            11.57%             23.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             6.28%            (12.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             4.79%              3.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             5.36%              6.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             6.89%              1.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2009  Lowest contract charges        0.45%             7.59%             12.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             4.75%            (13.82)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             2.79%              4.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             2.91%              3.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             2.14%              0.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                          UNITS    FAIR VALUE #    OWNERS' EQUITY
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2009  Lowest contract charges         2,516   $16.990397           $42,750
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges           890    10.935177             9,736
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         1,835    23.073442            42,342
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         1,950    21.198371            41,347
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         1,826    18.971704            34,649
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges         1,042    10.759591            11,207
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges         1,974     8.632715            17,042
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         1,975    13.192397            26,058
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         1,996    12.622213            25,188
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         2,290    10.871085            24,897
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                      INVESTMENT
                                       EXPENSE          INCOME           TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**         RETURN***
----------------------------------  ------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2009  Lowest contract charges            0.45%           3.21%            55.37%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.46%           0.51%           (52.61)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%           0.63%             8.85%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%           0.76%            11.74%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.45%           0.95%            17.52%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges            0.45%           1.90%            24.64%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.45%           1.86%           (34.56)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%           1.24%             4.52%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%           1.33%            16.11%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.45%           1.18%             5.70%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                          UNITS    FAIR VALUE #    OWNERS' EQUITY
-------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2009  Lowest contract charges         1,337   $18.856765           $25,213
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges         5,131    13.102911            67,227
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         8,284    20.403279           169,023
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         8,433    21.317943           179,779
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         9,797    20.279087           198,669
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
VAN ECK WORLDWIDE BOND FUND
 2009  Lowest contract charges         2,307    19.493740            44,979
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges         3,368    18.476518            62,235
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         2,202    17.913669            39,453
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         2,596    16.401695            42,583
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         1,343    15.472974            20,779
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                      INVESTMENT
                                       EXPENSE          INCOME           TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**         RETURN***
----------------------------------  ------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2009  Lowest contract charges            0.45%             --             43.91%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.45%             --            (35.78)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%             --             (4.29)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%             --              5.12%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.45%             --              6.21%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
VAN ECK WORLDWIDE BOND FUND
 2009  Lowest contract charges            0.45%           3.64%             5.51%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.45%           7.72%             3.14%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%           6.25%             9.22%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%           4.74%             6.00%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.45%           9.08%            (3.47)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                          UNITS    FAIR VALUE #    OWNERS' EQUITY
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
 2009  Lowest contract charges         3,213   $31.482933          $101,142
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges         2,811    20.074644            56,433
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         4,785    37.429332           179,089
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         4,944    25.865846           127,890
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         7,077    20.870747           147,698
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges         2,095    21.847241            45,777
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2008  Lowest contract charges         1,168    15.641520            18,265
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2007  Lowest contract charges         1,169    28.236983            33,006
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         1,166    23.187850            27,029
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         1,596    20.317107            32,436
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                      INVESTMENT
                                       EXPENSE          INCOME           TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**         RETURN***
----------------------------------  ------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
 2009  Lowest contract charges            0.45%           0.21%            56.83%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.45%           0.29%           (46.37)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%           0.11%            44.71%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%           0.07%            23.93%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.45%           0.22%            50.99%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges            0.45%             --             39.68%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2008  Lowest contract charges            0.45%             --            (44.61)%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2007  Lowest contract charges            0.45%             --             21.78%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2006  Lowest contract charges            0.45%             --             14.13%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --
 2005  Lowest contract charges            0.44%             --             20.94%
    Highest contract charges                --              --                --
    Remaining contract charges              --              --                --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0% to 0.10% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Life Insurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Life Insurance Company of New York (the "Company"), a direct wholly-owned subsidiary of Assurant, Inc. at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the accompanying financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for other-than-temporary impairment of debt securities on April 1, 2009.

/s/ PricewaterhouseCoopers LLP

April 23, 2010
New York, New York

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEET
                         AT DECEMBER 31, 2009 AND 2008

                                              DECEMBER 31,                DECEMBER 31,
                                                  2009                        2008
                                                      (IN THOUSANDS EXCEPT PER
                                                      SHARE AND SHARE AMOUNTS)
------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities available for
  sale, at fair value (amortized cost --
  $101,309 in 2009 and $96,696 in 2008)          $106,623                     $92,058
 Equity securities available for sale,
  at fair value (cost -- $7,791 in 2009
  and $8,173 in 2008)                               7,574                       6,196
 Commercial mortgage loans on real
  estate, at amortized cost                        27,302                      28,396
 Policy loans                                          78                          73
 Short-term investments                             3,891                       6,870
 Other investments                                  1,432                       1,829
                                               ----------                  ----------
                       TOTAL INVESTMENTS          146,900                     135,422
                                               ----------                  ----------
 Cash and cash equivalents                          2,807                      11,319
 Premiums and accounts receivable, net              3,287                       2,962
 Reinsurance recoverables                         130,074                     109,131
 Accrued investment income                          1,585                       1,516
 Tax receivable                                        --                          65
 Deferred acquisition costs                           595                         923
 Deferred income taxes, net                           363                       4,778
 Goodwill                                           1,114                       2,038
 Other assets                                          48                         108
 Assets held in separate accounts                  12,821                      13,145
                                               ----------                  ----------
                            TOTAL ASSETS         $299,594                    $281,407
                                               ----------                  ----------
LIABILITIES
 Future policy benefits and expenses              $72,713                     $52,837
 Unearned premiums                                  9,391                       9,791
 Claims and benefits payable                      131,243                     141,692
 Commissions payable                                2,098                       4,682
 Reinsurance balances payable                         994                         714
 Funds held under reinsurance                         104                          68
 Deferred gain on disposal of businesses            3,244                       3,668
 Accounts payable and other liabilities             3,733                       4,715
 Due to affiliates                                  1,807                         406
 Tax payable                                          765                          --
 Liabilities related to separate
  accounts                                         12,821                      13,145
                                               ----------                  ----------
                       TOTAL LIABILITIES          238,913                     231,718
                                               ----------                  ----------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $20 per share,
  100,000 shares authorized, issued, and
  outstanding                                       2,000                       2,000
 Additional paid-in capital                        43,006                      43,006
 Retained earnings                                 12,255                       8,982
 Accumulated other comprehensive income
  (loss)                                            3,420                      (4,299)
                                               ----------                  ----------
              TOTAL STOCKHOLDER'S EQUITY           60,681                      49,689
                                               ----------                  ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY         $299,594                    $281,407
                                               ----------                  ----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                  YEARS ENDED DECEMBER 31,
                                            2009            2008            2007
                                                       (IN THOUSANDS)
----------------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other
  considerations                            $42,841         $64,853         $60,212
 Net investment income                        8,161           8,810           9,096
 Net realized losses on investments,
  excluding other-than-temporary
  impairment losses                            (415)           (979)           (232)
  Total other-than-temporary impairment
   losses                                      (376)         (5,094)           (641)
  Portion of gain recognized in other
   comprehensive income, before taxes           (35)             --              --
                                          ---------       ---------       ---------
 Net other-than-temporary impairment
  losses recognized in earnings                (411)         (5,094)           (641)
 Amortization of deferred gain on
  disposal of businesses                        424             744             842
 Fees and other income                          593              80              70
                                          ---------       ---------       ---------
                          TOTAL REVENUES     51,193          68,414          69,347
                                          ---------       ---------       ---------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                       25,993          39,627          40,690
 Amortization of deferred acquisition
  costs                                         986           1,444           1,432
 Underwriting, general and
  administrative expenses                    11,936          17,146          15,608
 Goodwill impairment                            924              --              --
                                          ---------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     39,839          58,217          57,730
                                          ---------       ---------       ---------
 Income before provision for income
  taxes                                      11,354          10,197          11,617
 Provision for income taxes                   3,916           3,815           3,957
                                          ---------       ---------       ---------
                              NET INCOME     $7,438          $6,382          $7,660
                                          ---------       ---------       ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                                 ACCUMULATED
                                           COMMON             ADDITIONAL                            OTHER
                                           STOCK                PAID-IN          RETAINED       COMPREHENSIVE
                                                                CAPITAL          EARNINGS       INCOME (LOSS)         TOTAL
                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2007                   $2,000               $43,006          $11,389            $2,354            $58,749
 Dividends                                     --                    --          (12,000)               --            (12,000)
 Cumulative effect of change in
  accounting principles                        --                    --             (146)               --               (146)
 Comprehensive income:
  Net income                                   --                    --            7,660                --              7,660
  Other comprehensive income:
   Net change in unrealized gains on
    securities, net of taxes                   --                    --               --            (1,120)            (1,120)
                                                                                                                     --------
  Total comprehensive income                                                                                            6,540
                                                                                                                     --------
          BALANCE, DECEMBER 31, 2007       $2,000               $43,006           $6,903            $1,234            $53,143
                                          -------               -------          -------            ------           --------
 Dividends                                     --                    --           (4,303)               --             (4,303)
 Comprehensive income:
  Net income                                   --                    --            6,382                --              6,382
  Other comprehensive income:
   Net change in unrealized gains on
    securities, net of taxes                   --                    --               --            (5,533)            (5,533)
                                                                                                                     --------
   Total comprehensive income                                                                                             849
                                                                                                                     --------
          BALANCE, DECEMBER 31, 2008       $2,000               $43,006           $8,982            $(4,299)          $49,689
                                          -------               -------          -------            ------           --------
 Dividends                                     --                    --           (4,399)               --             (4,399)
 Cumulative effect of change in
  accounting principles (Note 2)               --                    --              234              (234)                --
 Comprehensive income:
  Net income                                   --                    --            7,438                --              7,438
  Other comprehensive income:
   Net change in unrealized losses
    on securities, net of taxes                --                    --               --             7,802              7,802
   Net change in
    other-than-temporary impairment
    gains recognized in other
    comprehensive income, net of
    taxes                                                                                              151                151
                                                                                                                     --------
  Total other comprehensive income                                                                                      7,953
                                                                                                                     --------
   Total comprehensive income                                                                                          15,391
                                                                                                                     --------
          BALANCE, DECEMBER 31, 2009       $2,000               $43,006          $12,255            $3,420            $60,681
                                          -------               -------          -------            ------           --------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                  YEARS ENDED DECEMBER 31,
                                            2009            2008            2007
                                                       (IN THOUSANDS)
----------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                  $7,438          $6,382          $7,660
 Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Change in reinsurance recoverable         (20,943)         (2,310)         (5,538)
  Change in premiums and accounts
   receivable                                 1,076             409              12
  Change in deferred acquisition costs          328             114             (74)
  Change in accrued investment income           (69)             30              35
  Change in insurance policy reserves
   and expenses                               9,027           4,999           9,081
  Change in accounts payable and other
   liabilities                                 (982)            151          (1,113)
  Change in commissions payable              (2,584)            257            (209)
  Change in reinsurance balances payable        280            (647)            847
  Change in funds held under reinsurance         36              (7)             (1)
  Amortization of deferred gain on
   disposal of businesses                      (424)           (744)           (842)
  Change in income taxes                      1,129           1,862            (286)
  Net realized losses on investments            826           6,073             873
  Goodwill impairment                           924              --              --
  Other                                        (211)            (13)            (58)
                                          ---------       ---------       ---------
NET CASH (USED IN) PROVIDED BY OPERATING
                              ACTIVITIES     (4,149)         16,556          10,387
                                          ---------       ---------       ---------
INVESTING ACTIVITIES
 Sales of:
  Fixed maturity securities available
   for sale                                   9,666          19,499          19,739
  Equity securities available for sale          960           2,921           3,081
 Maturities, prepayments, and scheduled
  redemption of:
  Fixed maturity securities available
   for sale                                   4,851           5,886           6,289
 Purchase of:
  Fixed maturity securities available
   for sale                                 (19,303)        (24,454)        (19,089)
  Equity securities available for sale         (603)         (5,263)         (3,093)
 Change in commercial mortgage loans on
  real estate                                 1,094           2,350          (9,060)
 Change in short-term investments             2,979          (6,282)          1,813
 Change in other invested assets                397             362             333
 Change in policy loans                          (5)             31              16
                                          ---------       ---------       ---------
NET CASH PROVIDED BY (USED IN) INVESTING
                              ACTIVITIES        $36         $(4,950)            $29
                                          ---------       ---------       ---------
FINANCING ACTIVITIES
 Dividends paid                              (4,399)         (4,303)        (12,000)
                                          ---------       ---------       ---------
   NET CASH USED IN FINANCING ACTIVITIES     (4,399)         (4,303)        (12,000)
                                          ---------       ---------       ---------
 Change in cash and cash equivalents         (8,512)          7,303          (1,584)
 Cash and cash equivalents at beginning
  of period                                  11,319           4,016           5,600
                                          ---------       ---------       ---------
 Cash and cash equivalents at end of
  period                                     $2,807         $11,319          $4,016
                                          ---------       ---------       ---------
Supplemental information:
 Income taxes paid, net of refunds           $2,788          $1,952          $4,243
                                          ---------       ---------       ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company") is a provider of life insurance products including group disability insurance, group dental insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheet affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2009 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, which is included within the Financial Accounting Standards Board's ("FASB") Accounting Standards Codification ("ASC") Topic 320, INVESTMENTS -- DEBT AND EQUITY SECURITIES and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income (loss) ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been earned but the cash has not been collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in-force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its estimated fair value with its net book value. If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination. Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill were less than the recorded goodwill, the Company would record an impairment charge for the difference.

In the fourth quarters of 2009 and 2008, the Company conducted its annual assessments of goodwill. Based on the results of the 2009 assessment, the Company concluded that the net book value of its goodwill exceeded its estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded a $924 impairment charge. Based on the results of the 2008 assessment, the Company concluded that its estimated fair value exceeded its net book value and therefore goodwill was not impaired. See Notes 4 and 13 for further information.

OTHER ASSETS

Other assets primarily include prepaid items and intangible assets. Intangible assets that have finite lives, including but not limited to, customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2009 or 2008.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because the accounts are administered by reinsurers.

Prior to April 2, 2001, Fortis Financial Group ("FFG") had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford").

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

The Company's long duration contracts include traditional life insurance policies (no longer offered), FFG and long term care ("LTC") contracts disposed.

Risks related to the reserves recorded for all long duration have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, and credit life contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sales did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental, and credit life and disability.

TOTAL OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

For debt securities with credit losses and non-credit losses or gains, total other-than-temporary impairment ("OTTI") losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell, for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

FEE AND OTHER INCOME

The Company derives fee and other income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows the guidance on contingencies, which is included within ASC Topic 450, CONTINGENCIES, which requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On July 1, 2009, the Company adopted the new guidance on GAAP, which is within ASC Topic 105, GAAP. The new guidance establishes a single source of authoritative accounting and reporting guidance recognized by the FASB for nongovernmental entities (the "Codification"). The Codification does not change current GAAP, but is intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents will be superseded and all other accounting literature not included in the Codification will be considered non-authoritative. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations. References to accounting guidance contained in the Company's financial statements and disclosures have been updated to reflect terminology consistent with the Codification. Plain English references to the accounting guidance have been made along with references to the ASC topic number and name.

On October 1, 2009, the Company adopted the new guidance on measuring the fair value of liabilities, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES. When the quoted price in an active market for an identical liability is not available, this new guidance requires that either the quoted price of the identical or similar liability when traded as an asset or another valuation technique that is consistent with the fair value measurements and disclosures guidance be used to fair value the liability. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On June 30, 2009, the Company adopted the new subsequent events guidance, which is within ASC Topic 855, SUBSEQUENT EVENTS. This new guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations. See Note 17 for further information.

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320, INVESTMENTS -- DEBT AND EQUITY SECURITIES. This new guidance amends the previous guidance for debt securities and modifies the presentation and disclosure requirements for debt and equity securities. In addition, it amends the requirement for an entity to positively assert the intent and ability to hold a debt security to recovery to determine whether an OTTI exists and replaces this provision with the assertion that an entity does not intend to sell or it is not more likely than not that the entity will be required to sell a security prior to recovery of its amortized cost basis. Additionally, this new guidance modifies the presentation of certain OTTI debt securities to only present the impairment loss within the results of operations that represents the credit loss associated with the OTTI with the remaining impairment loss being presented within other comprehensive income (loss) ("OCI"). At adoption, the Company recorded a cumulative effect adjustment to reclassify the non-credit component of previously recognized OTTI securities which resulted in an increase of $234 (after-tax) in retained earnings and a decrease of $234 (after-tax) in AOCI. See Note 3 for further information.

On April 1, 2009, the Company adopted the new guidance on determining fair value in illiquid markets, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES. This new guidance clarifies how to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. This new guidance also clarifies how to identify circumstances indicating that a transaction is not orderly. Under this new guidance, significant decreases in the volume and level of activity of an asset or liability, in relation to normal market activity, requires further evaluation of transactions or quoted prices and exercise of significant judgment in arriving at fair values. This new guidance also requires additional interim and annual disclosures. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company adopted the revised business combinations guidance, which is within ASC Topic 805, BUSINESS COMBINATIONS. The revised guidance retains the fundamental requirements of the previous guidance in that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. The revised guidance expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. The revised guidance broadens the fair value measurement and recognition of assets acquired, liabilities assumed and interests transferred as a result of business combinations. It also increases the disclosure requirements for business combinations in the consolidated financial statements. The adoption of the revised guidance did not have an impact on the Company's financial position or results of operations. However, should the Company enter into any business combination in 2010 or beyond, our financial position or results of operations could incur a significantly different impact than had it recorded the acquisition under the previous business combinations guidance. Earnings volatility could result, depending on the terms of the acquisition.

On January 1, 2009, the Company adopted the new consolidations guidance, which is within ASC Topic 810, CONSOLIDATION. The new guidance requires that a noncontrolling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the noncontrolling interest be presented in the statement of operations. The new guidance also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any noncontrolling equity investment retained in a deconsolidation. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company applied the fair value measurements and disclosures guidance, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The application of this guidance for those assets and liabilities did not have an impact on the Company's financial position or results of operations. The Company's non-financial assets measured at fair value on a non-recurring basis include goodwill and intangible assets. In a business combination, the non-financial assets and liabilities of the acquired company would be measured at fair value in accordance with the fair value measurements and disclosures guidance. The requirements of this guidance include using an exit price based on an orderly transaction between market participants at the measurement date assuming the highest and best use of the asset by market participants. To perform a market valuation, the Company is required to use a market, income or cost approach valuation technique(s). The Company performed its annual impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter of 2009. Step 1 of the impairment test indicated that the net book value of the Company's goodwill was greater than its estimated fair value. Based on the results of the Step 1 test, the Company was required to measure the fair value of its goodwill in Step 2 of the impairment test. As mentioned above, the application of this guidance which was used to measure the fair value of goodwill in Step 2 of the impairment test did not have an impact on the Company's financial position or results of operations during 2009.

On January 1, 2008, the Company adopted the fair value measurements and disclosures guidance, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES. This guidance defined fair value, addressed how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP and expanded disclosures about fair value measurements. This guidance was applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008. The adoption of this guidance did not have an impact on the Company's financial position or results of operations. See Note 4 for further information.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In June 2009, the FASB issued new guidance on the accounting for a variable interest entity ("VIE"), which is within ASC Topic 810, CONSOLIDATION. This new guidance amends the consolidation guidance applicable to VIEs to require a qualitative assessment in the determination of the primary beneficiary of the VIE, to require an ongoing reconsideration of the primary beneficiary, to amend the events that trigger a reassessment of whether an entity is a VIE and to change the consideration of kick-out rights in determining if an entity is a VIE. This new guidance provides two transition alternatives: (i) retrospective application with a cumulative-effect adjustment to retained earnings as of the beginning of the first year adjusted; or (ii) application as of the date of adoption with a cumulative-effect adjustment to retained earnings recognized on that date. This new guidance is effective as of the beginning of the Company's first fiscal year beginning after November 15, 2009, and for interim periods within those fiscal years. Therefore, the Company is required to adopt this guidance on January 1, 2010. The adoption of this new guidance will not have a material impact on the Company's financial position and results of operations.

3. INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses and fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

                                                                 DECEMBER 31, 2009
                                        COST OR                          GROSS                  GROSS
                                        AMORTIZED                     UNREALIZED              UNREALIZED
                                        COST                             GAINS                  LOSSES
-----------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and authorities              $452                     $87                   $ --
 States, municipalities and political
  subdivisions                                   23,975                   1,537                     (9)
 Foreign governments                                760                      85                     --
 Asset-backed                                       144                       6                     --
 Commercial mortgage-backed                       4,905                      97                     (1)
 Residential mortgage-backed                      6,796                     368                    (22)
 Corporate                                       64,277                   3,768                   (602)
                                             ----------                 -------                 ------
       TOTAL FIXED MATURITY SECURITIES         $101,309                  $5,948                  $(634)
                                             ----------                 -------                 ------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                 $7,791                    $358                  $(575)
                                             ----------                 -------                 ------

                                                  DECEMBER 31, 2009

                                             FAIR                  OTTI IN
                                             VALUE                AOCI (1)
--------------------------------------  -------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and                                          $
  government agencies and authorities        $539                     --
 States, municipalities and political
  subdivisions                               25,503                   --
 Foreign governments                          845                     --
 Asset-backed                                 150                     --
 Commercial mortgage-backed                  5,001                    --
 Residential mortgage-backed                 7,142                   (22)
 Corporate                                   67,443                   12
                                              ---                    ---
       TOTAL FIXED MATURITY SECURITIES       $106,623                $(10)
                                              ---                    ---
EQUITY SECURITIES:
                                                                       $
 Non-redeemable preferred stocks             $7,574                   --
                                              ---                    ---

(1) Represents the amount of other-than-temporary gains (losses) in AOCI, which, from April 1, 2009, were not included in earnings under the new OTTI guidance for debt securities.

                                                                  DECEMBER 31, 2008
                                      COST OR                   GROSS                     GROSS
                                     AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                       COST                     GAINS                    LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                             $426                     $167                      $ --                 $593
 States, municipalities and
  political subdivisions                23,966                      363                      (340)              23,989
 Foreign governments                       762                       51                       (23)                 790
 Asset-backed                              247                        3                        --                  250
 Commercial mortgage-backed              5,707                       --                      (828)               4,879
 Residential mortgage-backed             7,919                      282               -                          8,201
 Corporate                              57,669                    1,022                    (5,335)              53,356
                                     ---------                 --------                 ---------            ---------
          TOTAL FIXED MATURITY
                    SECURITIES         $96,696                   $1,888                   $(6,526)             $92,058
                                     ---------                 --------                 ---------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                                $8,173                      $42                   $(2,019)              $6,196
                                     ---------                 --------                 ---------            ---------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2009 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       COST OR
                                      AMORTIZED
                                        COST           FAIR VALUE
------------------------------------------------------------------
Due in one year or less                     $941              $969
Due after one year through
 five years                               25,705            27,001
Due after five years through
 ten years                                24,722            26,115
Due after ten years                       38,096            40,245
                                     -----------       -----------
                         TOTAL            89,464            94,330
Asset-backed                                 144               150
Commercial mortgage-backed                 4,905             5,001
Residential mortgage-backed                6,796             7,142
                                     -----------       -----------
                         TOTAL          $101,309          $106,623
                                     -----------       -----------

Major categories of net investment income were as follows:

                                     YEARS ENDED DECEMBER 31,
                                 2009          2008          2007
------------------------------------------------------------------------
Fixed maturity securities        $6,012        $6,199        $6,673
Equity securities                   590           578           617
Commercial mortgage loans on
 real estate                      1,628         1,908         1,451
Policy loans                          6             7             8
Short-term investments               51           106           138
Other investments                   138           171           202
Cash and cash equivalents            39           134           282
                                -------       -------       -------
       TOTAL INVESTMENT INCOME    8,464         9,103         9,371
Investment expenses                (303)         (293)         (275)
                                -------       -------       -------
         NET INVESTMENT INCOME   $8,161        $8,810        $9,096
                                -------       -------       -------

No material investments of the Company were non-income producing for the years ended December 31, 2009, 2008, and 2007.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

                                        YEARS ENDED DECEMBER 31,
                                  2009            2008            2007
-------------------------------------------------------------------------
Proceeds from sales               $10,626         $22,418         $22,822
Gross realized gains                  218             776             576
Gross realized losses                 381           1,737             771

For securities sold at a loss during 2009, the average period of time these securities were trading continuously at a price below book value was approximately 19 months.

After a period of declining market values in the fixed maturity and equity security markets, the credit markets have shown continued improvement throughout 2009. This is primarily due to specific U.S. government intervention which resulted in a lower threat of systemic collapse, enhanced liquidity in the market, and improved economic prospects. As a result, many securities in the portfolio have shown improved market values throughout the year.

We recorded net realized (losses) gains, including other-than-temporary impairments, in the statement of operations as follows:

                                               YEARS ENDED DECEMBER 31,
                                           2009          2008          2007
---------------------------------------------------------------------------------
Net realized (losses) gains related to
 sales:
 Fixed maturity securities                 $(161)         $(259)        $103
 Equity securities                            (2)          (686)        (298)
 Commercial mortgage loans on real
  estate                                    (252)           (34)         (37)
                                          ------       --------       ------
    TOTAL NET REALIZED LOSSES RELATED TO
                                   SALES    (415)          (979)        (232)
Net realized losses related to
 other-than-temporary impairments:
 Fixed maturity securities                  (388)        (2,982)        (415)
 Equity securities                           (23)        (2,112)        (226)
                                          ------       --------       ------
    TOTAL NET REALIZED LOSSES RELATED TO
        OTHER-THAN-TEMPORARY IMPAIRMENTS    (411)        (5,094)        (641)
                                          ------       --------       ------
               TOTAL NET REALIZED LOSSES   $(826)       $(6,073)       $(873)
                                          ------       --------       ------

OTHER-THAN-TEMPORARY IMPAIRMENTS

Adoption of the New OTTI Guidance

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320. See Note 2 for further information. The new OTTI guidance requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in market values were other-than-temporary, the cost of the securities was written down to market value and the reduction in value was reflected as a realized loss in the statement of operations. Under the new OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (E.G., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI were recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The new OTTI guidance required that the Company record, as of April 1, 2009, the date of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. For purposes of calculating the cumulative effect adjustment, the Company reviewed OTTI it had recorded through realized losses on securities held at March 31, 2009, which were $2,730, and estimated the portion related to credit losses (I.E., where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security) and the portion related to all other factors. The Company determined that $2,357 of the OTTI previously recorded related to specific credit losses and $373 related to all other factors. Under the new OTTI guidance, the Company increased the amortized cost basis of these debt securities by $360 and recorded a cumulative effect adjustment, net of tax, in its shareholders' equity section. The cumulative effect adjustment had no effect on total shareholders' equity as it increased retained earnings and reduced accumulated other comprehensive income.

For the twelve months ended December 31, 2009, the Company recorded $376 of OTTI of which $411 was related to credit losses and recorded as net OTTI losses recognized in earnings, while the remaining $(35) related to all other factors was recorded as an unrealized gain component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

BALANCE, APRIL 1, 2009                     $ 2,357
Additions for credit loss impairments
 recognized in the current period on
 securities not previously impaired             22
Additions for credit loss impairments
 recognized in the current period on
 securities previously impaired                158
Reductions for credit loss impairments
 previously recognized on securities
 which matured, paid down, prepaid, or
 were sold during the period                  (710)
                                          --------
BALANCE, DECEMBER 31, 2009                  $1,827
                                          --------

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the Balance Sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the Balance Sheet date. The discounted cash flows becomes the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortize the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2009 and 2008 were as follows:

                                                                   DECEMBER 31, 2009
                                              LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                          FAIR            UNREALIZED             FAIR            UNREALIZED
                                         VALUE              LOSSES              VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                              $543                $(9)               $ --               $ --
 Commercial mortgage-backed                  250                 (1)                 --                 --
 Residential mortgage-backed                 165                (22)                 --                 --
 Corporate                                 3,923                (75)              6,277               (527)
                                        --------            -------            --------            -------
       TOTAL FIXED MATURITY SECURITIES    $4,881              $(107)             $6,277              $(527)
                                        --------            -------            --------            -------
EQUITY SECURITIES:
 Non-redeemable preferred stocks            $ --               $ --              $2,602              $(575)
                                        --------            -------            --------            -------

                                                  DECEMBER 31, 2009
                                                           TOTAL
                                               FAIR             UNREALIZED
                                               VALUE              LOSSES
--------------------------------------  --------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                                    $543                $(9)
 Commercial mortgage-backed                        250                 (1)
 Residential mortgage-backed                       165                (22)
 Corporate                                      10,200               (602)
                                             ---------            -------
       TOTAL FIXED MATURITY SECURITIES         $11,158              $(634)
                                             ---------            -------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                $2,602              $(575)
                                             ---------            -------

                                                                     DECEMBER 31, 2008
                                                LESS THAN 12 MONTHS                       12 MONTHS OR MORE
                                          FAIR              UNREALIZED              FAIR             UNREALIZED
                                          VALUE               LOSSES               VALUE               LOSSES
--------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                            $11,999                $(310)               $498                 $(30)
 Foreign government                           484                  (23)                 --                   --
 Commercial mortgage-backed                 4,879                 (828)                 --                   --
 Corporate                                 24,987               (3,322)              6,526               (2,013)
                                        ---------            ---------            --------            ---------
       TOTAL FIXED MATURITY SECURITIES    $42,349              $(4,483)             $7,024              $(2,043)
                                        ---------            ---------            --------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks           $3,692                $(928)             $1,896              $(1,091)
                                        ---------            ---------            --------            ---------

                                                   DECEMBER 31, 2008
                                                            TOTAL
                                               FAIR              UNREALIZED
                                               VALUE               LOSSES
--------------------------------------  ----------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                                 $12,497                $(340)
 Foreign government                                484                  (23)
 Commercial mortgage-backed                      4,879                 (828)
 Corporate                                      31,513               (5,335)
                                             ---------            ---------
       TOTAL FIXED MATURITY SECURITIES         $49,373              $(6,526)
                                             ---------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                $5,588              $(2,019)
                                             ---------            ---------

Total gross unrealized losses represent less than 9% and 16% of the aggregate fair value of the related securities at December 31, 2009 and 2008, respectively. Approximately 9% and 63% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2009 and 2008, respectively. The total gross unrealized losses are comprised of 88 and 249 individual securities at December 31, 2009 and 2008, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2009 and 2008. These conclusions are based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2009, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the financial, energy, and consumer cyclical industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $1,001, or 91%, of the total. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium. As of December 31, 2009, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2009, by contractual maturity, is shown below:

                                                COST OR
                                               AMORTIZED
                                                 COST              FAIR VALUE
----------------------------------------------------------------------------------
Due in one year or less                              $75                  $62
Due after one year through five years              1,127                1,087
Due after five years through ten years             3,553                3,487
Due after ten years                                6,599                6,107
                                               ---------            ---------
                                   TOTAL          11,354               10,743
Commercial mortgage-backed                           251                  250
Residential mortgage-backed                          187                  165
                                               ---------            ---------
                                   TOTAL         $11,792              $11,158
                                               ---------            ---------

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2009, approximately 2.3% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.2% of the total fixed income portfolio and 3.5% of the total unrealized loss position. There is one security with sub-prime exposure, which is below investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. and Canada. At December 31, 2009, approximately 49% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Texas, and New York. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $426 to $2,647 at December 31, 2009 and from $435 to $2,700 at December 31, 2008. The mortgage loan valuation allowance for losses was $355 and $103 at December 31, 2009 and 2008, respectively.

At December 31, 2009, there are no outstanding loan commitments.

The Company has short term investments and fixed maturities of $539 and $593 at December 31, 2009 and 2008, respectively, on deposit with various governmental authorities as required by law.

4.  FAIR VALUE DISCLOSURES

Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosures guidance, which is within ASC Topic 820, defines fair value, establishes a framework for measuring fair value, creates a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy and its application to the Company's financial assets and liabilities are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain U.S. mutual funds, money market funds and certain foreign securities.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset. Financial assets utilizing Level 2 inputs include corporate, municipal, foreign government and private placement bonds, U.S. Government and agency securities, residential and commercial mortgage-backed securities, asset-backed securities, non-redeemable preferred stocks and certain U.S. and foreign mutual funds.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset. Financial assets utilizing Level 3 inputs include certain non-redeemable preferred stocks and corporate and foreign bonds that were quoted by brokers and could not be corroborated by Level 2 inputs.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2009 and 2008.

                                                               DECEMBER 31, 2009
                                             TOTAL           LEVEL 1          LEVEL 2         LEVEL 3
------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States Government and government
  agencies and authorities                       $539            $ --              $539           $ --
 State, municipalities and political
  subdivisions                                 25,503              --            25,503             --
 Foreign governments                              845              --               845             --
 Asset-backed                                     150              --               150             --
 Commercial mortgage-backed                     5,001              --             5,001             --
 Residential mortgage-backed                    7,142              --             7,142             --
 Corporate                                     67,443              --            66,285          1,158
Non-redeemable preferred stocks                 7,574              --             7,574             --
Short term investments                          3,891           3,891                               --
Cash equivalents                                  953(b)          953                               --
Assets held in separate accounts               12,271(b)        8,782(a)          3,489             --
                                          -----------       ---------       -----------       --------
                  TOTAL FINANCIAL ASSETS     $131,312         $13,626          $116,528         $1,158
                                          -----------       ---------       -----------       --------

                                                               DECEMBER 31, 2008
                                             TOTAL           LEVEL 1          LEVEL 2         LEVEL 3
------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States Government and government
  agencies and authorities                       $593            $ --              $593           $ --
 State, municipalities and political
  subdivisions                                 23,989              --            23,989             --
 Foreign governments                              790              --               790             --
 Asset-backed                                     250              --               250             --
 Commercial mortgage-backed                     4,879              --             4,879             --
 Residential mortgage-backed                    8,201              --             8,201             --
 Corporate                                     53,356              --            52,514            842
Non-redeemable preferred stocks                 6,196              --             5,991            205
Short term investments                          6,870           6,621               249             --
Cash equivalents                                8,941(b)        8,941                --             --
Assets held in separate accounts               12,626(b)        9,067(a)          3,559             --
                                          -----------       ---------       -----------       --------
                  TOTAL FINANCIAL ASSETS     $126,691         $24,629          $101,015         $1,047
                                          -----------       ---------       -----------       --------

(a)  Mainly includes mutual fund investments

(b) The amounts presented differ from the amounts presented in the balance sheets because only certain assets or liabilities within these line items are measured at estimated fair value (e.g. debt and equity securities)

The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2009 and 2008:

                                                        YEAR ENDED DECEMBER 31, 2009
                                                                                        NON-
                                           TOTAL                                     REDEEMABLE
                                          LEVEL 3                                    PREFERRED
                                           ASSETS            CORPORATE                 STOCKS
--------------------------------------------------------------------------------------------------
Balance, beginning of the period            $1,047                $842                   $205
 Total losses (realized/unrealized)
  included in earnings                        (115)               (115)                    --
 Net unrealized gains (losses) included
  in stockholder's equity                      160                 161                     (1)
 Purchases or issuances                          5                   5                     --
 Net transfers in (out of)                      61                 265                   (204)
                                          --------            --------                 ------
                  BALANCE, END OF PERIOD    $1,158              $1,158                   $ --
                                          --------            --------                 ------

                                                       YEAR ENDED DECEMBER 31, 2008
                                                                                       NON-
                                           TOTAL                                    REDEEMABLE
                                          LEVEL 3                                   PREFERRED
                                           ASSETS            CORPORATE                STOCKS
-------------------------------------------------------------------------------------------------
Balance, beginning of the period            $1,992             $1,992                   $ --
 Total losses (realized/unrealized)
  included in earnings                        (881)              (881)                    --
 Net unrealized losses included in
  stockholder's equity                        (130)               (87)                   (43)
 Sales and settlements                         (23)               (23)                    --
 Net transfers in (out of)                      89               (159)                   248
                                          --------            -------                 ------
                  BALANCE, END OF PERIOD    $1,047               $842                   $205
                                          --------            -------                 ------

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance, which is within ASC Topic 820, are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date. Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the financial assets and liabilities included in the above hierarchy, excluding private placement bonds, the market valuation technique is generally used. For private placement bonds, the income valuation technique is generally used. For the years ended December 31, 2009 and 2008, the application of the valuation technique applied to similar assets and liabilities has been consistent.

Level 1 and Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance, defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs, listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

-   There are few recent transactions,

-   Little information is released publicly,

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill and finite-lived intangible assets. In accordance with the provisions of ASC Topic 350, INTANGIBLES -- GOODWILL AND OTHER, since the carrying amount of the Company was greater than its estimated fair value as determined in Step 1 of the impairment test, the Company was required to measure the fair value of goodwill in Step 2 of the impairment test. Goodwill of the Company with a carrying amount of $2,038 was written down to its implied fair value of $1,114, resulting in an impairment charge of $924, which was included in earnings for the period. See Note 13 for further information.

To estimate the fair value, the Company utilized both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital estimated for the Company. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value of Company. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2009 earnings and price to estimated 2010 earnings which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value of the Company was more heavily weighted towards the income approach because the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. This fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

The following tables present the Company's fair value hierarchy for goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded, and the related impairment charge as of December 31, 2009:

                                                                    ASSETS AT FAIR VALUE
                                                                     NON-RECURRING BASIS
                                             LEVEL 1              LEVEL 2                LEVEL 3             TOTAL
-------------------------------------------------------------------------------------------------------------------
At December 31, 2009
Goodwill-                                      $ --                 $ --                  $1,114             $1,114
                                               ----                 ----                 -------            -------

                                                     IMPAIRMENT CHARGES
                                                       TWELVE MONTHS
                                                           ENDED
                                                        DECEMBER 31,
                                            2009                       2008
--------------------------------------------------------------------------------
Goodwill-                                         $924                 $ --
                                                 -----                 ----

FAIR VALUE OF FINANCIAL INSTRUMENTS DISCLOSURES

The financial instruments guidance, which is within ASC Topic 825, requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized in the balance sheets. However, this guidance excludes certain financial instruments including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance, which is within ASC Topic 323, INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES (such as real estate joint ventures).

Please refer to the INPUTS AND VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND LIABILITIES DISCLOSURES section above for the methods and assumptions used to estimate fair value for the following assets and liabilities:

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

Fair values for separate account assets (with matching liabilities) and invested assets related to a modified coinsurance arrangement are obtained from an independent pricing service which uses observable market information. In the measurement of the fair value of certain financial instruments, other valuation techniques were utilized if quoted market prices were not available.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH AND CASH EQUIVALENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying value of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: the carrying value of the other investments approximates fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

The following table demonstrates the carrying value and fair value of our financial assets and liabilities as of December 31, 2009 and 2008.

                                               DECEMBER 31, 2009                DECEMBER 31, 2008
                                           CARRYING           FAIR          CARRYING               FAIR
                                            VALUE            VALUE            VALUE                VALUE
----------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                     $2,807           $2,807         $11,319              $11,319
Fixed maturity securities                    106,623          106,623          92,058               92,058
Equity securities                              7,574            7,574           6,196                6,196
Commercial mortgage loans on real estate      27,302           26,828          28,396               27,803
Policy loans                                      78               78              73                   73
Short-term investments                         3,891            3,891           6,870                6,870
Other investments                              1,432            1,432           1,829                1,829
Assets held in separate accounts              12,821           12,821          13,145               13,145
FINANCIAL LIABILITIES
Policy reserves under investment              $2,813           $2,601          $2,844               $2,615
 products (Individual and group
 annuities, subject to discretionary
 withdrawal)
Funds held under reinsurance                     104              104              68                   68
Liabilities related to separate accounts      12,821           12,821          13,145               13,145
                                          ----------       ----------       ---------            ---------

The fair value of the Company's liabilities for insurance contracts other-than-investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about the Company's current and deferred tax expense follows:

                                               YEARS ENDED DECEMBER 31,
                                           2009          2008          2007
-----------------------------------------------------------------------------
Current expense:
 Federal                                   $3,618        $4,559        $2,845
                                          -------       -------       -------
Deferred expense (benefit):
 Federal                                      298          (744)        1,112
                                          -------       -------       -------
                TOTAL INCOME TAX EXPENSE   $3,916        $3,815        $3,957
                                          -------       -------       -------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                 DECEMBER 31,
                                               2009                  2008                  2007
-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                         35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Tax-exempt interest                            (2.6)                 (1.5)                 (0.7)
 Dividends-received deduction                    (.9)                 (0.6)                 (0.4)
 Goodwill impairment*                            2.8                    --                    --
 Permanent nondeductible expenses                0.1                   2.0                   0.2
 Change in valuation allowance                    --                   2.5                    --
 Other                                           0.1                    --                    --
                                               -----                 -----                 -----
EFFECTIVE INCOME TAX RATE:                      34.5%                 37.4%                 34.1%
                                               -----                 -----                 -----

*   See Note 13 for further information on goodwill impairment.

As of December 31, 2009 and 2008, the Company had no liability for unrecognized tax benefits.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2004.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                   DECEMBER 31,
                                           2009             2008 (1)
-------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Deferred gains on reinsurance             $1,135             $1,284
 Investments                                1,074              1,649
 Deferred acquisition costs                   934                857
 Employee and post-retirement benefits        373                314
 Capital loss carryforwards                   335                537
 Net unrealized depreciation on
  securities                                   --              2,315
 Other                                         64                 90
                                          -------            -------
                TOTAL DEFERRED TAX ASSET    3,915              7,046
                                          -------            -------
 Less valuation allowance                    (145)              (253)
                                          -------            -------
 Deferred tax assets, net of valuation
  allowance                                $3,770             $6,793
                                          -------            -------
DEFERRED TAX LIABILITIES:
 Policyholder and separate account
  reserves                                 $1,623             $2,015
 Net unrealized appreciation on
  securities                                1,784                 --
                                          -------            -------
            TOTAL DEFERRED TAX LIABILITY    3,407              2,015
                                          -------            -------
           NET DEFERRED INCOME TAX ASSET     $363             $4,778
                                          -------            -------

(1) Components of the 2008 net deferred income tax asset have been reclassified to conform to the 2009 presentation. These reclassifications had no effect on the overall net deferred income tax asset.

The Company's total valuation allowance against deferred tax assets was reduced $108 from $253 at December 31, 2008 to $145 December 31, 2009, through other comprehensive income. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. A cumulative valuation allowance of $145 has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $145 of deferred tax assets will not be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carry forwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2009, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2009, the Company had a capital loss carryover for U.S. federal income tax purposes in the amount of $956 which will expire, if not utilized, in 2013.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                              DECEMBER 31,
                                           2009          2008
---------------------------------------------------------------
Insurance premiums receivable              $3,094        $2,597
Other receivables                             193           365
                                          -------       -------
                                   TOTAL   $3,287        $2,962
                                          -------       -------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2009 and 2008. All the outstanding shares at December 31, 2009 are owned by the Parent. See Note 1 for further information. The Company paid dividends of $4,399, $4,303, and $12,000 at December 31, 2009, 2008 and 2007, respectively.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus. See Note 8 for further information.

8. STATUTORY INFORMATION

The Company prepares financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                       NET INCOME                       SHAREHOLDERS' EQUITY
                                            2009          2008           2007           2009            2008
--------------------------------------------------------------------------------------------------------------------
Based on statutory accounting practices    $10,904        $4,270         $5,747         $51,833         $45,986
Deferred acquisition costs                    (328)         (114)            73             595             923
Deferred and uncollected premiums               (1)           (6)            --              40              41
Policy and claim reserves                   (1,421)        1,971          2,225           6,030           7,451
Investment valuation difference               (442)           49            (26)          4,818          (6,748)
Commissions and fees                            60            27          1,256            (183)           (243)
Deferred taxes                                (298)          744         (1,113)         (2,531)            785
Deferred gain on disposal of businesses        (16)          151            171          (3,244)         (3,668)
Goodwill and intangibles                      (903)           --             --           1,135           2,038
Income taxes                                    --            --           (438)             --              --
Pension                                       (170)         (148)          (148)         (1,066)           (896)
Reinsurance in unauthorized companies           --            --             --              66              75
Interest maintenance reserve, deferral
 and amortization                               51          (562)           (83)           (237)           (288)
Asset valuation reserve                         --            --             --             485             271
Non-admitted assets and other                    2            --             (4)          2,940           3,962
                                          --------       -------       --------       ---------       ---------
Based on generally accepted accounting
 principles                                 $7,438        $6,382         $7,660         $60,681         $49,689
                                          --------       -------       --------       ---------       ---------

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurers surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company declared and paid ordinary dividends of $4,399 and $4,303 during the years ended December 31, 2009 and 2008, respectively. The Company had the ability, under state regulatory requirements, to dividend up to $4,849 to the Parent in 2009 without permission from New York regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                             2009        2008
----------------------------------------------------------------
Ceded future policy holder benefits and
 expense                                     $72,887     $53,021
Ceded unearned premium                         7,567       8,607
Ceded claims and benefits payable             47,441      45,709
Ceded paid losses                              2,179       1,794
                                          ----------  ----------
                                   TOTAL    $130,074    $109,131
                                          ----------  ----------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                          YEARS ENDED DECEMBER 31,
                                        2009
                                              LONG                    SHORT
                                            DURATION                DURATION             TOTAL
----------------------------------------------------------------------------------------------------
Direct premiums and other
 considerations                              $10,185                 $44,702            $54,887
 Premiums assumed                                 --                   9,303              9,303
 Premiums ceded                              (10,185)                (11,164)           (21,349)
                                             -------                 -------            -------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --                 $42,841            $42,841
                                             -------                 -------            -------
Direct policyholder benefits                 $27,967                 $30,810            $58,777
 Benefits assumed                                 --                   6,393              6,393
 Benefits ceded                              (27,962)                (11,215)           (39,177)
                                             -------                 -------            -------
             NET POLICYHOLDER BENEFITS            $5                 $25,988            $25,993
                                             -------                 -------            -------

                                                          YEARS ENDED DECEMBER 31,
                                                                 2008
                                              LONG                    SHORT
                                            DURATION                DURATION             TOTAL
--------------------------------------  ------------------------------------------------------------
Direct premiums and other
 considerations                              $11,837                 $55,405            $67,242
 Premiums assumed                                 --                  25,020             25,020
 Premiums ceded                              (11,837)                (15,572)           (27,409)
                                             -------                 -------            -------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --                 $64,853            $64,853
                                             -------                 -------            -------
Direct policyholder benefits                 $12,927                 $30,532            $43,459
 Benefits assumed                                 --                  21,176             21,176
 Benefits ceded                              (12,922)                (12,086)           (25,008)
                                             -------                 -------            -------
             NET POLICYHOLDER BENEFITS            $5                 $39,622            $39,627
                                             -------                 -------            -------

                                                       YEARS ENDED DECEMBER 31,
                                                                 2007
                                              LONG                    SHORT
                                            DURATION                DURATION             TOTAL
--------------------------------------  ------------------------------------------------------------
Direct premiums and other
 considerations                              $10,340                 $56,149            $66,489
 Premiums assumed                                 --                  18,228             18,228
 Premiums ceded                              (10,340)                (14,165)           (24,505)
                                             -------                 -------            -------
         NET EARNED PREMIUMS AND OTHER
                        CONSIDERATIONS          $ --                 $60,212            $60,212
                                             -------                 -------            -------
Direct policyholder benefits                 $14,118                 $35,515            $49,633
 Benefits assumed                                 --                  17,424             17,424
 Benefits ceded                              (14,112)                (12,255)           (26,367)
                                             -------                 -------            -------
             NET POLICYHOLDER BENEFITS            $6                 $40,684            $40,690
                                             -------                 -------            -------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, which enables the Company to free up capital to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), the reinsurers we have the most exposure to, are A and A+, respectively, although A.M. Best recently placed a negative outlook on the issuer credit and financial strength ratings of The Hartford and a stable outlook for John Hancock. The majority of our remaining reinsurance exposure has been ceded to companies rated A- or better by A.M. Best, although A.M. Best continues to have a negative outlook on the Life and Health insurance industry.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses, such as the disposals of FFG and LTC. Reinsurance was used in theses cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held in trusts for LTC and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $3,012 and $3,206 as of December 31, 2009 and 2008, respectively. The reinsurance recoverable from John Hancock was $81,234 and $59,063 as of December 31, 2009 and 2008, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2009, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses and the Company has not been obligated to fulfill any of such reinsurers' obligations.

10. RESERVES

The following table provides reserve information of the Company's major product lines at the years ended December 31, 2009 and 2008:

                                                                         DECEMBER 31, 2009
                                              FUTURE                                                           INCURRED
                                              POLICY                                                           BUT NOT
                                           BENEFITS AND              UNEARNED               CASE               REPORTED
                                             EXPENSES                PREMIUMS             RESERVES             RESERVES
----------------------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Life insurance no longer
 offered                                       $1,569                      $3                  $ --                $708
 FFG and other disposed
 businesses                                    71,144                   2,365                   476              10,303
SHORT DURATION CONTRACTS:
 Group term life                                   --                      57                12,184               1,175
 Group disability                                  --                   1,152                93,897               5,650
 Medical                                           --                       3                   721                  47
 Dental                                            --                      80                    37                 828
 Credit Life and Disability                        --                   5,731                 2,934               2,283
                                             --------                 -------            ----------            --------
                                 TOTAL        $72,713                  $9,391              $110,249             $20,994
                                             --------                 -------            ----------            --------

                                                                         DECEMBER 31, 2008
                                              FUTURE                                                           INCURRED
                                              POLICY                                                           BUT NOT
                                           BENEFITS AND              UNEARNED               CASE               REPORTED
                                             EXPENSES                PREMIUMS             RESERVES             RESERVES
--------------------------------------  ------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Life insurance no longer
 offered                                       $1,657                      $3                  $ --                $686
 FFG and other disposed
 businesses                                    51,180                   2,445                   364               8,324
SHORT DURATION CONTRACTS:
 Group term life                                   --                      91                13,868               1,548
 Group disability                                  --                     321                99,608               8,628
 Medical                                           --                       4                   707                  27
 Dental                                            --                      90                    50               1,080
 Credit Life and Disability                        --                   6,837                 4,075               2,727
                                             --------                 -------            ----------            --------
                                 TOTAL        $52,837                  $9,791              $118,672             $23,020
                                             --------                 -------            ----------            --------

The following table provides a roll-forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                                 GROUP           GROUP
                                               TERM LIFE       DISABILITY
------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2007, GROSS OF
 REINSURANCE                                     $16,629         $100,594
 Less: Reinsurance ceded and other (1)              (401)         (31,670)
                                               ---------       ----------
 Balance as of January 1, 2007, net of
  reinsurance                                     16,228           68,924
 Incurred losses related to:
  Current year                                     5,189           19,500
  Prior year's interest                              588            3,166
  Prior year(s)                                   (1,465)             439
                                               ---------       ----------
                   TOTAL INCURRED LOSSES           4,312           23,105
 Paid losses related to:
  Current year                                     2,851            3,807
  Prior year(s)                                    1,737           13,288
                                               ---------       ----------
                       TOTAL PAID LOSSES           4,588           17,095
 Balance as of December 31, 2007, net of
  reinsurance                                     15,952           74,934
 Plus: Reinsurance ceded and other (1)               395           31,700
                                               ---------       ----------
BALANCE AS OF DECEMBER 31, 2007, GROSS
 OF REINSURANCE                                 $ 16,347        $ 106,634
 Less: Reinsurance ceded and other (1)              (395)         (31,700)
                                               ---------       ----------
 Balance as of January 1, 2008, net of
  reinsurance                                     15,952           74,934
 Incurred losses related to:
  Current year                                     6,992           26,528
  Prior year's interest                              526            3,073
  Prior year(s)                                   (1,994)         (10,118)
                                               ---------       ----------
                   TOTAL INCURRED LOSSES           5,524           19,483
 Paid losses related to:
  Current year                                     4,115            6,402
  Prior year(s)                                    2,173           12,422
                                               ---------       ----------
                       TOTAL PAID LOSSES           6,288           18,824
 Balance as of December 31, 2008, net of
  reinsurance                                     15,188           75,593
 Plus: Reinsurance ceded and other (1)               228           32,643
                                               ---------       ----------
BALANCE AS OF DECEMBER 31, 2008, GROSS
 OF REINSURANCE                                  $15,416         $108,236
                                               ---------       ----------
 Less: Reinsurance ceded and other (1)              (228)         (32,643)
                                               ---------       ----------
 Balance as of January 1, 2009, net of
  reinsurance                                     15,188           75,593
 Incurred losses related to:
  Current year                                     4,868           11,366
  Prior year's interest                              516            3,252
  Prior year(s)                                     (711)          (6,069)
                                               ---------       ----------
                   TOTAL INCURRED LOSSES           4,673            8,549
 Paid losses related to:
  Current year                                     3,391            2,856
  Prior year(s)                                    3,328           15,052
                                               ---------       ----------
                       TOTAL PAID LOSSES           6,719           17,908
 Balance as of December 31, 2009, net of
  reinsurance                                     13,142           66,234
 Plus: Reinsurance ceded and other (1)               217           33,313
                                               ---------       ----------
BALANCE AS OF DECEMBER 31, 2009, GROSS
 OF REINSURANCE                                   13,359           99,547
                                               ---------       ----------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life. The principal products and services included in these categories are described in the summary of significant accounting polices. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in 2008 and 2009 due to actual claim recovery rates exceeding those in prior year reserves. In 2007, there was a slight reserve deficiency as the block is small and subject to some volatility year to year.

The Company's group disability products are short duration contracts that include short and long term disability coverage. Case and IBNR reserves for long-term disability have been discounted at 5.25% in 2009. The December 31, 2009 and 2008 liabilities net of reinsurance include $65,007 and $73,673, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2009 and 2008 are $22,269 and $24,219, respectively.

Long Duration Contracts

The Company's long duration contracts are comprised of life insurance (no longer offered) and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices. See Note 2 for further information.

The reserves for FFG and LTC are included in the Company's reserves in accordance with the insurance guidance, which is within ASC Topic 944, FINANCIAL SERVICES --INSURANCE. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company were approximately $151, $124 and $124 for 2009, 2008 and 2007, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the even of the participant's death. The amounts expense by the Company related to this plan were $56, $58 and $68 in 2009, 2008 and 2007, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by our Parent. Health care benefits, either through the parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2009, 2008 and 2007 the Company incurred expenses related to retirement benefits of $19, $24 and $24, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information regarding deferred policy acquisition costs follows:

                                                      DECEMBER 31,
                                           2009          2008           2007
-----------------------------------------------------------------------------------
Beginning balance                           $923         $1,037         $1,188
 Costs deferred                              658          1,330          1,506
 Amortization                               (986)        (1,444)        (1,432)
 Cumulative effect of change in
  accounting principle                        --             --           (225)
                                          ------       --------       --------
                          ENDING BALANCE    $595           $923         $1,037
                                          ------       --------       --------

13. GOODWILL

Information regarding goodwill is as follows:

                                              GOODWILL FOR THE YEAR ENDED
                                                     DECEMBER 31,
                                           2009          2008          2007
-----------------------------------------------------------------------------
Balance as of January 1:                   $2,038        $2,038        $2,038
 Impairment*                                 (924)           --            --
                                          -------       -------       -------
 Goodwill                                   2,038         2,038         2,038
 Accumulated impairments losses              (924)           --            --
                                          -------       -------       -------
              BALANCE AS OF DECEMBER 31:   $1,114        $2,038        $2,038
                                          -------       -------       -------

*   See Notes 2 and 4 for further information.

14. OTHER COMPREHENSIVE INCOME (LOSS)

The Company's components of other comprehensive income (loss), net of tax, are as follows:

                                                  UNREALIZED                               ACCUMULATED
                                              GAINS (LOSSES) ON                        OTHER COMPREHENSIVE
                                                  SECURITIES           OTTI               INCOME (LOSS)
---------------------------------------------------------------------------------------------------------------
Balance at December 31, 2007                         $1,234             $ --                   $1,234
Activity in 2008                                     (5,533)              --                   (5,533)
                                                   --------           ------                 --------
Balance at December 31, 2008                         (4,299)              --                   (4,299)
                                                   --------           ------                 --------
Cumulative effect of change in
 accounting principle (after-tax) (1)                  $(77)           $(157)                    (234)
Activity in 2009                                      7,802              151                    7,953
                                                   --------           ------                 --------
            BALANCE AT DECEMBER 31, 2009             $3,426              $(6)                  $3,420
                                                   --------           ------                 --------

(1) Related to the adoption of the new OTTI guidance for debt securities. See Notes 3 and 4 for further information.

The amounts in the unrealized gains (losses) on securities column are net of reclassification adjustments of $(321), $(3,279) and $(482), net of tax, in 2009, 2008 and 2007, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(96), net of tax, in 2009, for net realized gains (losses) on sales of securities included in net income.

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2009, 2008 and 2007 were $8,671, $8,403 and $9,605, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Union Security Insurance Company ("USIC"). The Company has ceded $4,777, $7,806 and $6,813 of premium to USIC in 2009, 2008 and 2007, respectively. The Company has ceded $30,149, $30,802 and $29,569 of reserves in 2009, 2008 and 2007, respectively, to USIC. This agreement between the Company and its affiliate USIC was terminated effective January 1st, 2010 for new incurrals.

16. COMMITMENTS AND CONTINGENCIES

The Company leases sales office space under an operating lease arrangement. At December 31, 2009, the aggregate future minimum lease payments under this operating lease agreement were $155 for 2010. The Company does not have an operating lease arrangement that extends past 2010.

Rent expense was $233, $534 and $481 for 2009, 2008 and 2007 respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect on the Company's financial condition, results of operations, or cash flows.

On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Parent. In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3,500 and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.

As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.

17. SUBSEQUENT EVENTS

On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act into law. The Company is in the process of evaluating the law's impact on its operations, which may be material.

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                              AT DECEMBER 31, 2009
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                   OTHER-THAN-INVESTMENTS IN RELATED PARTIES

                                                                                              AMOUNT AT
                                                                                                WHICH
                                                                                              SHOWN IN
                                                 COST OR                                       BALANCE
                                                AMORTIZED                                       SHEET
                                                  COST                   FAIR
                                                                         VALUE
                                                                    (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government
  agencies and authorities                            $452                   $539                   $539
 States, municipalities and political
  subdivisions                                      23,975                 25,503                 25,503
 Foreign governments                                   760                    845                    845
 Asset-backed                                          144                    150                    150
 Commercial mortgage-backed                          4,905                  5,001                  5,001
 Residential mortgage-backed                         6,796                  7,142                  7,142
 Corporate                                          64,277                 67,443                 67,443
                                               -----------            -----------            -----------
         TOTAL FIXED MATURITY SECURITIES           101,309                106,623                106,623
                                               -----------            -----------            -----------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                     7,791                  7,574                  7,574
Commercial mortgage loans on real
 estate, at amortized cost                          27,302                 26,828                 27,302
Policy loans                                            78                     78                     78
Short-term investments                               3,891                  3,891                  3,891
Other investments                                    1,432                  1,432                  1,432
                                               -----------            -----------            -----------
                       TOTAL INVESTMENTS          $141,803               $146,426               $146,900
                                               -----------            -----------            -----------

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
               FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 & 2007
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

                DEFERRED               FUTURE
              ACQUISITION              POLICY                                      CLAIMS AND
                  COST              BENEFITS AND             UNEARNED               BENEFITS                PREMIUM
                                      EXPENSES               PREMIUMS               PAYABLE                 REVENUE
                                                             (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
2009               $595                $72,713                $9,391                $131,243                $42,841
                 ------                -------                ------                --------                -------
2008               $923                $52,837                $9,791                $141,692                $64,853
                 ------                -------                ------                --------                -------
2007             $1,037                $47,004                $9,722                $142,595                $60,212
                 ------                -------                ------                --------                -------

                                      BENEFITS             AMORTIZATION
                                   CLAIMS, LOSSES          OF DEFERRED
                  NET                    AND                  POLICY                OTHER*
               INVESTMENT            SETTLEMENT            ACQUISITION             OPERATING
                 INCOME               EXPENSES                COSTS                EXPENSES
                                               (IN THOUSANDS)
----------  ------------------------------------------------------------------------------------
2009             $8,161                $25,993                  $986                $12,860
                 ------                -------                ------                -------
2008             $8,810                $39,627                $1,444                $17,146
                 ------                -------                ------                -------
2007             $9,096                $40,690                $1,432                $15,608
                 ------                -------                ------                -------

*   Includes goodwill impairment and other expenses

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                     FOR THE YEARS ENDED DECEMBER 31, 2009
                           SCHEDULE IV -- REINSURANCE

                                                             CEDED TO                 ASSUMED FROM
                                                              OTHER                      OTHER
                                                            COMPANIES                  COMPANIES
                                       DIRECT
                                       AMOUNT
                                                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE               $2,592,928              $461,081                      $ --
                                    ------------            ----------                  --------
PREMIUMS:
 Life insurance                           11,785                 3,940                        --
 Accident and health insurance            43,102                17,409                     9,303
                                    ------------            ----------                  --------
             TOTAL EARNED PREMIUMS       $54,887               $21,349                    $9,303
                                    ------------            ----------                  --------
BENEFITS:
 Life insurance                           10,057                 4,737                        --
 Accident and health insurance            48,720                34,440                     6,393
                                    ------------            ----------                  --------
       TOTAL POLICYHOLDER BENEFITS       $58,777               $39,177                    $6,393
                                    ------------            ----------                  --------

                                                          PERCENTAGE OF
                                                              AMOUNT
                                                          ASSUMED TO NET
                                        NET
                                       AMOUNT
                                                (IN THOUSANDS)
----------------------------------  ---------------------------------------
LIFE INSURANCE IN FORCE               $2,131,847                 --
                                    ------------
PREMIUMS:
 Life insurance                            7,845                 --
 Accident and health insurance            34,996               26.6%
                                    ------------
             TOTAL EARNED PREMIUMS       $42,841               21.7%
                                    ------------
BENEFITS:
 Life insurance                            5,320                 --
 Accident and health insurance            20,673               30.9%
                                    ------------
       TOTAL POLICYHOLDER BENEFITS       $25,993               24.6%
                                    ------------

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                     FOR THE YEARS ENDED DECEMBER 31, 2008
                           SCHEDULE IV -- REINSURANCE

                                                             CEDED TO                ASSUMED FROM
                                                              OTHER                      OTHER
                                                            COMPANIES                  COMPANIES
                                       DIRECT
                                       AMOUNT
                                                                (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE               $3,413,779              $591,163                      $ --
                                    ------------            ----------                 ---------
PREMIUMS:
 Life insurance                           16,192                 5,781                        --
 Accident and health insurance            51,050                21,628                    25,020
                                    ------------            ----------                 ---------
             TOTAL EARNED PREMIUMS       $67,242               $27,409                   $25,020
                                    ------------            ----------                 ---------
BENEFITS:
 Life insurance                           14,232                 7,574                        --
 Accident and health insurance            29,227                17,434                    21,176
                                    ------------            ----------                 ---------
       TOTAL POLICYHOLDER BENEFITS       $43,459               $25,008                   $21,176
                                    ------------            ----------                 ---------

                                                          PERCENTAGE OF
                                                              AMOUNT
                                                          ASSUMED TO NET
                                        NET
                                       AMOUNT
                                                (IN THOUSANDS)
----------------------------------  ---------------------------------------
LIFE INSURANCE IN FORCE               $2,822,616                 --
                                    ------------
PREMIUMS:
 Life insurance                           10,411                 --
 Accident and health insurance            54,442               46.0%
                                    ------------
             TOTAL EARNED PREMIUMS       $64,853               38.6%
                                    ------------
BENEFITS:
 Life insurance                            6,658                 --
 Accident and health insurance            32,969               64.2%
                                    ------------
       TOTAL POLICYHOLDER BENEFITS       $39,627               53.4%
                                    ------------

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                     FOR THE YEARS ENDED DECEMBER 31, 2007
                           SCHEDULE IV -- REINSURANCE

                                                                  CEDED TO                ASSUMED FROM
                                       DIRECT                      OTHER                      OTHER
                                       AMOUNT                    COMPANIES                  COMPANIES
                                                                (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE               $3,580,670                   $608,163                      $ --
                                    ------------                 ----------                 ---------
PREMIUMS:
 Life insurance                           15,896                      4,849                        --
 Accident and health
  insurance                               50,593                     19,656                    18,228
                                    ------------                 ----------                 ---------
        TOTAL EARNED PREMIUMS            $66,489                    $24,505                   $18,228
                                    ------------                 ----------                 ---------
BENEFITS:
 Life insurance                           11,420                      5,873                        --
 Accident and health
  insurance                               38,213                     20,494                    17,424
                                    ------------                 ----------                 ---------
  TOTAL POLICYHOLDER BENEFITS            $49,633                    $26,367                   $17,424
                                    ------------                 ----------                 ---------

                                                               PERCENTAGE OF
                                        NET                       AMOUNT
                                       AMOUNT                 ASSUMED TO NET
                                                (IN THOUSANDS)
-----------------------------  ------------------------------------------------
LIFE INSURANCE IN FORCE               $2,972,507                      --
                                    ------------
PREMIUMS:
 Life insurance                           11,047                      --
 Accident and health
  insurance                               49,165                    31.7%
                                    ------------
        TOTAL EARNED PREMIUMS            $60,212                    30.3%
                                    ------------
BENEFITS:
 Life insurance                            5,547                      --
 Accident and health
  insurance                               35,143                    49.6%
                                    ------------
  TOTAL POLICYHOLDER BENEFITS            $40,690                    42.8%
                                    ------------

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                     AS OF DECEMBER 31, 2009, 2008 AND 2007

                SCHEDULE V -- VALUATION AND QUALIFYING ACCOUNTS

                                                        ADDITIONS
                            BALANCE AT      CHARGED TO              CHARGED                          BALANCE AT
                           BEGINNING OF      COSTS AND             TO OTHER                            END OF
                               YEAR          EXPENSES              ACCOUNTS         DEDUCTIONS          YEAR
------------------------------------------------------------------------------------------------------------------
2009:
 Valuation allowance for
  deferred tax assets           $253            $ --                 $(108)            $ --              $145
 Valuation allowance for
  mortgage loans on real
  estate                        103              252                    --               --               355
                                ---            -----                 -----             ----             -----
                    TOTAL       $356            $252                 $(108)            $ --              $500
                                ---            -----                 -----             ----             -----
2008:
 Valuation allowance for          $
  deferred tax assets            --             $253                  $ --             $ --              $253
 Valuation allowance for
  mortgage loans on real
  estate                         70               33                    --               --               103
                                ---            -----                 -----             ----             -----
                    TOTAL       $70             $286                  $ --             $ --              $356
                                ---            -----                 -----             ----             -----
2007:
 Valuation allowance for          $
  deferred tax assets            --             $ --                  $ --             $ --              $ --
 Valuation allowance for
  mortgage loans on real
  estate                         33               37                    --               --                70
                                ---            -----                 -----             ----             -----
                    TOTAL       $33              $37                  $ --             $ --               $70
                                ---            -----                 -----             ----             -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of First Fortis Life
              Insurance Company authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter and Servicing Agreement.(5)
       (3)    (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(1)
       (6)    (a) Amended and Restated Charter of Union Security Life Insurance
              Company of New York.(4)
       (6)    (b) Union Security Life Insurance Company of New York Bylaws.(4)
       (7)    Reinsurance Contract and Administrative Services Contract.(1)
       (8)    Form of Participation Agreement.(3)
       (9)    Opinion and consent of Counsel.
       (10)   (a) Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
              (b) Consent of Deloitte & Touche LLP, Independent Registered
              Public Accounting Firm.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 033-71686 filed on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 033-71688, filed on April 19, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, filed on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 033-71686, filed on October 21, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                                   POSITION AND OFFICES
NAME AND ADDRESS                                                      WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------------------
Manuel J. Becerra (1)                President, Director
Allen R. Freedman (2)                Director
Dale E. Gardner (3)                  Director
Melissa J. T. Hall (4)               Assistant Treasurer, Director
Terry J. Kryshak (4)                 Sr. Vice President, Director
H. Carroll Mackin (5)                Director
Tamrha Mangelsen (6)                 Treasurer, Chief Financial Officer
Esther L. Nelson (7)                 Director
John S. Roberts (8)                  Chief Executive Officer, Chairman of the Board, Director
Paula M. SeGuin (9)                  Chief Administrative Officer, Vice President, Assistant Secretary, Director

------------

(1)  Address: 11222 Quail Roost Dr. Miami FL 33157

(2)  Address: 525 County Hwy. 40, Charlotteville, NY 12036

(3)  Address: 15 O'Tara Woods Drive Newman, GA 30263

(4)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

(5)  Address: 7 Gates Road, Etna, NH 03750

(6)  Address: 576 Bielenberg Dr. Woodbury, MN 55125

(7)  Address: 899 Wiley Town Road, Fly Creek, NY 13337

(8)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(9)  Address: 212 Highbridge St., Suite D, Fayetteville, NY 13066

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement File No. 333-79701 filed with the Commission on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010 there were 358 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security Life Insurance Company of New York's By-Laws provide for indemnity and payment of expenses of Union Security's officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Registrant, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                   TITLE
------------------------------------------------------------------------------------------------------------
Richard G. Costello***          Vice President and Secretary
Richard Fergesen*               Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***             Assistant Vice President and Assistant Treasurer
John N. Giamalis***             Senior Vice President and Treasurer
Brian Murphy**                  Director and Chairman
Mark Sides*                     Chief Legal Officer and Assistant Secretary
John C. Walters**               Director
Walter R. White*                Director, President and Chief Operating Officer

------------

*   Address: 7755 3rd Street North, Oakdale, MN 55128.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Life Insurance Company of New York:           576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                           7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company                     500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security Life Insurance Company of New York ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured the annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 3rd day of May, 2010.

SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Registrant)

By:    Manuel J. Becerra                    *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Manuel J. Becerra                           Richard J. Wirth
       President*                                  Attorney-in-Fact

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:       Manuel J. Becerra
          ---------------------------------------------
          Manuel J. Becerra
          President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Manuel J. Becerra, President, Director*
Terry J. Kryshak, Sr. Vice President, Director*
John S. Roberts, Chief Executive Officer, Chairman of the Board,
 Director*
Melissa J. T. Hall, Assistant Treasurer, Director*
H. Carroll Mackin, Director*
Dale E. Gardner, Director*
Esther L. Nelson, Director*
Tamrha Mangelsen, Treasurer, Chief Financial Officer*              *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Allen R. Freedman, Director*                                              Richard J. Wirth
Paula M. SeGuin, Chief Administrative Officer,                            Attorney-in-Fact
 Vice President, Assistant Secretary, Director*                    Date:  May 3, 2010

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.